Virtus AlphaSectorSM Allocation Fund
Investment Objective
The fund has an investment objective of long-term capital appreciation and current income.
Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 126 of the fund's prospectus and "Alternative Purchase Arrangements" on page 52 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus AlphaSector Allocation Fund VIRTUS ALPHASECTOR ALLOCATION FUND	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus AlphaSector Allocation Fund VIRTUS ALPHASECTOR ALLOCATION FUND		Class A	Class C	Class I
Management Fees		0.45%	0.45%	0.45%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none
Acquired Fund Fees and Expenses	[1]	0.30%	0.30%	0.30%
Remainder of Other Expenses		0.47%	0.47%	0.47%
Total Other Expenses		0.77%	0.77%	0.77%
Total Annual Fund Operating Expenses		1.47%	2.22%	1.22%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Virtus AlphaSector Allocation Fund VIRTUS ALPHASECTOR ALLOCATION FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	716	1,013	1,332	2,231
Class C	325	694	1,190	2,554
Class I	124	387	670	1,477

Expense Example, No Redemption - Virtus AlphaSector Allocation Fund VIRTUS ALPHASECTOR ALLOCATION FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	716	1,013	1,332	2,231
Class C	225	694	1,190	2,554
Class I	124	387	670	1,477

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells shares of the underlying exchange-traded funds ("ETF") (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 147% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies

The fund allocates its assets in a mix of underlying ETFs and an affiliated fixed income mutual fund, with a target allocation of approximately 75% of assets in underlying ETFs that seek to track the AlphaSectorSM Rotation Index ("ASRX"), a public index published by NASDAQ, and approximately 25% of assets in the Virtus Bond Fund. The fund may be invested in ETFs representing the nine primary sectors of the S&P 500® Index and high-quality short-term securities. The primary sectors of the S&P 500® Index represented by the ETFs are: consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology, and utilities. Allocations are based on a proprietary quantitative model that seeks to evaluate "true" trends within each sector by adjusting for market noise and changing levels of volatility in the market. The fund has the flexibility to be invested in any combination of the sector ETFs, a combination of sector ETFs and high-quality short-term securities, or 100% in high-quality short-term securities. The fund may also invest in stocks of primarily large-cap issuers. The Virtus Bond Fund invests in a diversified portfolio of primarily intermediate, high quality bonds; however, it may also invest in high-yield, high-risk fixed income securities (junk bonds).

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of the underlying mutual fund and ETFs in which the fund invests. The principal risks of investing in the fund are:

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests, will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.

>

Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

>

Industry/Sector Concentration Risk. The risk that events negatively affecting an industry or market sector in which the fund focuses its investments will cause the value of the fund's shares to decrease, perhaps significantly. To the extent that the fund invests a significant portion of its portfolio in ETFs representing one or more of the primary sectors of the S&P 500® Index (such as consumer discretionary, energy, healthcare) or in an ETF representing U.S. Treasuries, the fund is more vulnerable to conditions that negatively affect such sectors as compared to a fund that is not significantly invested in such sectors.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund's debt securities, especially those with longer maturities, will fall.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Mutual Fund Investing Risk. The risk that the fund's performance will be adversely affected by the assets owned by the other mutual funds in which it invests, and that the layering of expenses associated with the fund's investment in such other funds will cost shareholders more than direct investments would have cost.

>

U.S. Government Securities Risk. The risk that U.S. Government securities in the fund's portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

For a more detailed description of the above risks, see "More Information About Risks Related to Principal Investment Strategies" in the prospectus.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over the life of the fund. The table shows how the fund's average annual returns compare to those of two broad-based securities market indexes and a composite benchmark that reflects the target allocation of the fund. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares (includes returns of a predecessor fund)
Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q2/2009: 12.34% Worst Quarter: Q4/2008: -13.35%
Average Annual Total Returns (for the periods ended 12/31/10; includes returns of a predecessor fund)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - Virtus AlphaSector Allocation Fund VIRTUS ALPHASECTOR ALLOCATION FUND	1 Year	5 Years	Since Inception	Inception Date
Class A	6.16%	2.41%	4.33%	Aug 1, 2003
Class A Return After Taxes on Distributions	5.89%	1.47%	3.38%
Class A Return After Taxes on Distributions and Sale of Fund Shares	4.31%	1.65%	3.31%
Class A S&P 500 Index (reflects no deduction for fees, expenses or taxes)			5.51%
Class A Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)			5.32%
Class A AlphaSector Allocation Linked Benchmark (reflects no deduction for fees, expenses or taxes)			6.01%
Class C	11.71%	2.85%	4.37%	Aug 1, 2003
Class C S&P 500 Index (reflects no deduction for fees, expenses or taxes)			5.51%
Class C Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)			5.32%
Class C AlphaSector Allocation Linked Benchmark (reflects no deduction for fees, expenses or taxes)			6.01%
Class I	12.92%		16.05%	Oct 1, 2009
Class I S&P 500 Index (reflects no deduction for fees, expenses or taxes)			19.74%
Class I Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)			5.06%
Class I AlphaSector Allocation Linked Benchmark (reflects no deduction for fees, expenses or taxes)			16.27%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%
AlphaSector Allocation Linked Benchmark (reflects no deduction for fees, expenses or taxes)	13.31%	4.46%

The S&P 500® Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total-return basis. The AlphaSector Allocation Linked Benchmark consists of an allocation of 75% S&P 500® Index and 25% Barclays Capital U.S. Aggregate Bond Index. Prior to September 29, 2009, its performance represents an allocation consisting of 60% S&P 500® Index and 40% Barclays Capital U.S. Aggregate Bond Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Virtus AlphaSectorSM Rotation Fund
Investment Objective
The fund has an investment objective of seeking long-term capital appreciation.
Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 126 of the fund's prospectus and "Alternative Purchase Arrangements" on page 52 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus AlphaSector Rotation Fund VIRTUS ALPHASECTOR ROTATION FUND	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus AlphaSector Rotation Fund VIRTUS ALPHASECTOR ROTATION FUND		Class A	Class C	Class I
Management Fees		0.45%	0.45%	0.45%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none
Acquired Fund Fees and Expenses	[1]	0.21%	0.21%	0.21%
Remainder of Other Expenses		0.36%	0.36%	0.36%
Total Other Expenses		0.57%	0.57%	0.57%
Total Annual Fund Operating Expenses		1.27%	2.02%	1.02%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Virtus AlphaSector Rotation Fund VIRTUS ALPHASECTOR ROTATION FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	697	955	1,232	2,021
Class C	305	634	1,088	2,348
Class I	104	325	563	1,248

Expense Example, No Redemption - Virtus AlphaSector Rotation Fund VIRTUS ALPHASECTOR ROTATION FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	697	955	1,232	2,021
Class C	205	634	1,088	2,348
Class I	104	325	563	1,248

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells shares of the exchange-traded funds ("ETFs") (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 245% of the value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies

The fund seeks to track the AlphaSectorSM Rotation Index ("ASRX"), a public index published by NASDAQ. The fund may be invested in ETFs representing the primary sectors of the S&P 500® Index and in high-quality short-term securities. The primary sectors of the S&P 500® Index represented by the ETFs are: consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology, and utilities. Allocations are based on a proprietary quantitative model that seeks to evaluate "true" trends within each sector by adjusting for market noise and changing levels of volatility in the market. The fund has the flexibility to be invested in any combination of the sector ETFs, a combination of sector ETFs and high-quality short-term securities, or 100% in high-quality short-term securities. The fund may also invest in stocks of primarily large-cap issuers.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of the underlying mutual fund and ETFs in which the fund invests. The principal risks of investing in the fund are:

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests, will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.

>

Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Sector Concentration Risk. The risk that events negatively affecting an industry or market sector in which the fund focuses its investments will cause the value of the fund's shares to decrease, perhaps significantly. To the extent that the fund invests a significant portion of its portfolio in ETFs representing one or more of the primary sectors of the S&P 500® Index (such as consumer discretionary, energy, healthcare) or in an ETF representing U.S. Treasuries, the fund is more vulnerable to conditions that negatively affect such sectors as compared to a fund that is not significantly invested in such sectors.

>

U.S. Government Securities Risk. The risk that U.S. Government securities in the fund's portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

For a more detailed description of the above risks, see "More Information About Risks Related to Principal Investment Strategies" in the prospectus

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over the life of the fund. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a composite benchmark.Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares (includes returns of a predecessor fund)
Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q2/2009: 14.28% Worst Quarter: Q4/2008: -17.03%
Average Annual Total Returns (for the periods ended 12/31/10; includes returns of a predecessor fund)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - Virtus AlphaSector Rotation Fund VIRTUS ALPHASECTOR ROTATION FUND	1 Year	5 Years	Since Inception	Inception Date
Class A	7.30%	1.86%	4.33%	Aug 1, 2003
Class A Return After Taxes on Distributions	7.09%	1.09%	3.57%
Class A Return After Taxes on Distributions and Sale of Fund Shares	5.00%	1.37%	3.51%
Class A S&P 500 Index (reflects no deduction for fees, expenses or taxes)			5.51%
Class A AlphaSector Rotation Linked Benchmark (reflects no deduction for fees, expenses or taxes)			6.05%
Class C	12.90%	2.30%	4.38%	Aug 1, 2003
Class C S&P 500 Index (reflects no deduction for fees, expenses or taxes)			5.51%
Class C AlphaSector Rotation Linked Benchmark (reflects no deduction for fees, expenses or taxes)			6.05%
Class I	14.11%		18.68%	Oct 1, 2009
Class I S&P 500 Index (reflects no deduction for fees, expenses or taxes)			19.74%
Class I AlphaSector Rotation Linked Benchmark (reflects no deduction for fees, expenses or taxes)			19.74%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%
AlphaSector Rotation Linked Benchmark (reflects no deduction for fees, expenses or taxes)	15.06%	3.78%

The S&P 500® Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The AlphaSector™ Rotation Linked Benchmark consists of the S&P 500® Index. Prior to September 29, 2009, its performance represents an allocation consisting of 80% S&P 500® Index and 20% Barclays Capital U.S. Aggregate Bond Index. The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total-return basis.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Virtus Alternatives Diversifier Fund
Investment Objective
The fund is a fund of funds that has an investment objective of long-term capital appreciation.
Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 126 of the fund's prospectus and "Alternative Purchase Arrangements" on page 52 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus Alternatives Diversifier Fund VIRTUS ALTERNATIVES DIVERSIFIER FUND	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Alternatives Diversifier Fund VIRTUS ALTERNATIVES DIVERSIFIER FUND		Class A	Class C	Class I
Management Fees		none	none	none
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none
Acquired Fund Fees and Expenses	[1]	1.47%	1.47%	1.47%
Remainder of Other Expenses		0.40%	0.40%	0.40%
Total Other Expenses		1.87%	1.87%	1.87%
Total Annual Fund Operating Expenses		2.12%	2.87%	1.87%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Virtus Alternatives Diversifier Fund VIRTUS ALTERNATIVES DIVERSIFIER FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	778	1,201	1,649	2,886
Class C	390	889	1,513	3,195
Class I	190	588	1,011	2,190

Expense Example, No Redemption - Virtus Alternatives Diversifier Fund VIRTUS ALTERNATIVES DIVERSIFIER FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	778	1,201	1,649	2,886
Class C	290	889	1,513	3,195
Class I	190	588	1,011	2,190

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells shares of the underlying exchange-traded funds ("ETFs") (or "turns over" its portfolio). The fund does not pay transaction costs when it buys and sells shares of the underlying mutual funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 4% of the value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies
The fund seeks to achieve its objective by investing its assets in a mix of underlying affiliated mutual funds and ETFs (collectively, "underlying funds"). The fund emphasizes low correlating asset classes in order to help reduce volatility and increase return potential. Applying an innovative, institutional-level approach to investing, the fund invests in a diversified portfolio of alternative asset classes including global real estate, global infrastructure, market neutral, natural resources, commodities, currencies, and floating rate securities. Among the underlying funds in which the fund invests are equity funds that invest principally in equity securities of issuers of any capitalization, including those of foreign issuers, including emerging markets issuers.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of the underlying funds in which the fund invests. The principal risks of investing in the fund are:

>	Affiliated Fund Risk. The risk that the adviser's authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest.

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Allocation Risk. The risk that the fund's exposure to equities and fixed income securities, or to different asset classes, may vary from the intended allocation or may not be optimum for market conditions at a given time.

>

Fund of Funds Risk. The risk that the underlying funds in which the fund invests will expose the fund to negative performance and additional expenses associated with investment in such funds, and increased volatility.

The principal risks attributable to the underlying funds in which the fund invests are:

>	Borrowing Risk. The risk that the costs of borrowing may exceed the income from investments made with such leverage.

>

Commodity Risk. The risk that investments in commodities or commodity-linked instruments will subject the fund's portfolio to volatility that may also deviate from price movements in equity and fixed income securities.

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.

>	Derivatives Risk. The risk that the fund will incur a loss greater than the fund's investment in, or will experience greater share price volatility as a result of investing in, a derivative contract.

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

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Equity REIT Securities Risk. The risk that the value of the fund's shares will be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, and changes in the value of the underlying real estate and defaults by borrowers.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods.

>

Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>

High Yield-High Risk Fixed Income Securities Risk. The risk that the issuers of high yield-high risk securities in the fund's portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>	Income Risk. The risk that income received from the fund will vary widely over the short- and long-term.

>

Industry/Sector Concentration Risk. The risk that events negatively affecting an industry or market sector in which a fund focuses its investments will cause the value of the fund's shares to decrease, perhaps significantly.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund's debt securities, especially those with longer maturities, will fall.

>	Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and price beneficial to the fund.

>

Market Volatility Risk. The value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Master Limited Partnership ("MLP") Risk. The risk that the fund's investments in MLP units will be negatively impacted by tax law changes, regulatory developments or other factors affecting the MLP's underlying assets.

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Non-Diversification Risk. The risk that the fund will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that each such security represents a significant portion of the fund's assets.

>

Preferred Stock. The risk that a preferred stock will decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status, or that such stock may be illiquid.

>	Short Sales Risk. The risk that a fund may experience a loss if the price of a borrowed security increases between the date of a short sale and the date on which the fund replaces the security.

>

Unrated Fixed Income Securities Risk. The risk that the subadviser will be unable to accurately assess the quality of an unrated fixed income security, so that the fund invests in a security with greater risk than intended.

For a more detailed description of the above risks, see "More Information About Risks Related to Principal Investment Strategies" in the prospectus.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over the life of the fund. The table shows how the fund's average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares (includes returns of a predecessor fund)
Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q2/2009: 12.30% Worst Quarter: Q4/2008: -21.63%
Average Annual Total Returns (for the periods ended 12/31/10; includes returns of a predecessor fund)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - Virtus Alternatives Diversifier Fund VIRTUS ALTERNATIVES DIVERSIFIER FUND	1 Year	5 Years	Since Inception	Inception Date
Class A	4.19%	1.69%	1.68%	Nov 30, 2005
Class A Return After Taxes on Distributions	3.73%	1.29%	1.27%	Nov 30, 2005
Class A Return After Taxes on Distributions and Sale of Fund Shares	2.94%	1.30%	1.28%	Nov 30, 2005
Class A S&P 500 Index (reflects no deduction for fees, expenses or taxes)			2.26%
Class A Composite Benchmark (reflects no deduction for fees, expenses or taxes)			4.50%
Class C	9.70%	2.13%	2.10%	Nov 30, 2005
Class C S&P 500 Index (reflects no deduction for fees, expenses or taxes)			2.26%
Class C Composite Benchmark (reflects no deduction for fees, expenses or taxes)			4.50%
Class I	10.84%		14.60%	Oct 1, 2009
Class I S&P 500 Index (reflects no deduction for fees, expenses or taxes)			19.74%
Class I Composite Benchmark (reflects no deduction for fees, expenses or taxes)			13.45%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%
Composite Benchmark (reflects no deduction for fees, expenses or taxes)	11.85%	4.24%

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The Alternatives Diversifier Composite consists of: HFRX Equity Market Neutral Index (20%), UBS Global Investors (Real Estate) Index (20%), Global Infrastructure, represented by the MSCI World Infrastructure Sector Capped Index (since 9/1/2008) (15%), S&P North American Natural Resources Sector Index (10%), Deutsche Bank Liquid Commodity Index (15%), Deutsche Bank G10 Currency Harvest Index (10%) and Credit Suisse Leveraged Loan Index (10%). Prior to 9/1/2008, the Global Infrastructure component was represented by a mix of MSCI US Utilities Index (65%), MSCI World Telecom Services Index (20%) and MSCI World ex US Utilities Index (15%). The indices are unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Virtus Bond Fund
Investment Objective
The fund has an investment objective of high total return from both current income and capital appreciation.
Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 126 of the fund's prospectus and "Alternative Purchase Arrangements" on page 52 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus Bond Fund VIRTUS BOND FUND	Class A	Class B		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	3.75%	none		none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	5.00%	[1]	1.00%	[1]	none
[1]	The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year. The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Bond Fund VIRTUS BOND FUND	Class A	Class B	Class C	Class I
Management Fees	0.45%	0.45%	0.45%	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	1.00%	none
Other Expenses	0.29%	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses	0.99%	1.74%	1.74%	0.74%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it assumes that your shares are converted to Class A Shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Virtus Bond Fund VIRTUS BOND FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	472	678	902	1,543
Class B	577	748	944	1,853
Class C	277	548	944	2,052
Class I	76	237	411	918

Expense Example, No Redemption - Transposed} (Virtus Bond Fund VIRTUS BOND FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	472	678	902	1,543
Class B	177	548	944	1,853
Class C	177	548	944	2,052
Class I	76	237	411	918

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 160% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies

The fund seeks high total return by investing in a diversified portfolio of primarily intermediate, high quality bonds including corporate, mortgage and asset-backed securities. The fund employs a value-oriented approach seeking to capitalize on individual issues and sectors that appear to offer the best value. It also seeks to add value through interest rate anticipation and by capitalizing on trading opportunities. Under normal circumstances, the fund invests at least 80% of its assets in bonds. The fund may also invest in high yield-high risk fixed income securities (junk bonds).

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

 >             Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.

 >             High Yield-High Risk Securities (Junk Bonds) Risk. The risk that the issuers of high yield-high risk securities in the fund's portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

 >             Interest Rate Risk. The risk that when interest rates rise, the values of the fund's debt securities, especially those with longer maturities, will fall.

 >             Long-Term Maturities/Durations Risk. The risk of greater price fluctuations than would be associated with securities having shorter maturities or durations.

 >             Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

 >             Mortgage-Backed and Asset-Backed Securities Risk. The risk that the impairment of the value of collateral underlying a mortgage-backed or asset-backed security, such as due to non-payment of loans, will result in a reduction in the value of such security.

 >             U.S. Government Securities Risk. The risk that the impairment of the value of collateral underlying a mortgage-backed or asset-backed security, such as due to non-payment of loans, will result in a reduction in the value of such security.

For a more detailed description of the above risks, see "More Information About Risks Related to Principal Investment Strategies" in the fund's prospectus.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares
Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q2/2009: 5.51% Worst Quarter: Q2/2004: -2.36%
Average Annual Total Returns (for the periods ended 12/31/10)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - Virtus Bond Fund VIRTUS BOND FUND	1 Year	5 Years	10 Years
Class A	4.51%	4.98%	5.21%
Class A Return After Taxes on Distributions	2.94%	3.42%	3.48%
Class A Return After Taxes on Distributions and Sale of Fund Shares	2.90%	3.32%	3.41%
Class B	3.73%	4.98%	4.81%
Class C	7.81%	5.01%	4.82%
Class I	8.92%	6.05%	5.90%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Virtus CA Tax-Exempt Bond Fund
Investment Objective

The fund has an investment objective to obtain a high level of current income exempt from California state and local income taxes, as well as federal income tax, consistent with the preservation of capital.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 126 of the fund's prospectus and "Alternative Purchase Arrangements" on page 52 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus CA Tax-Exempt Bond Fund VIRTUS CA TAX-EXEMPT BOND FUND	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.75%	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus CA Tax-Exempt Bond Fund VIRTUS CA TAX-EXEMPT BOND FUND	Class A	Class I
Management Fees	0.45%	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	none
Other Expenses	0.33%	0.33%
Total Annual Fund Operating Expenses	1.03%	0.78%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Virtus CA Tax-Exempt Bond Fund VIRTUS CA TAX-EXEMPT BOND FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	377	594	828	1,500
Class I	80	249	433	966

Expense Example, No Redemption - Virtus CA Tax-Exempt Bond Fund VIRTUS CA TAX-EXEMPT BOND FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	377	594	828	1,500
Class I	80	249	433	966

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 10% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies

The fund seeks current income free from federal and state income taxes by investing in municipal bonds issued in the state of California. The management team focuses on high quality California tax-exempt municipal bonds, gauging the value of a security by issue type, credit quality, and bond structure.

Under normal circumstances, as a matter of fundamental policy, the fund invests at least 80% of its assets in bonds, the income from which is exempt from California state income tax and federal income tax, and may invest 100% of its assets in such securities. The portion of the fund's assets not invested in tax-exempt securities may be invested in taxable fixed income securities. Income from these investments may be subject to federal, state and local taxes.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>              Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.

>              Geographic Concentration Risk. The risk that events negatively affecting the fiscal stability of California will cause the value of the fund's shares to decrease, perhaps significantly. Since the fund concentrates its assets in California issuers, the fund is more vulnerable to financial, economic or other political developments in California as compared to a fund that does not concentrate holdings in California.

>              Interest Rate Risk. The risk that when interest rates rise, the values of the fund's debt securities, especially those with longer maturities, will fall.

>              Long-Term Maturities/Durations Risk. The risk of greater price fluctuations than would be associated with securities having shorter maturities or durations.

>              Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>              Municipal Bond Market Risk. The risk that events negatively impacting a particular municipal security, or the municipal bond market in general, will cause the fund's investments to decrease in value.

>              Tax-Exempt Securities Risk. The risk that tax-exempt securities may not provide a higher after-tax return than taxable securities.

>              Unrated Securities Risk. The risk that the subadviser will be unable to accurately assess the quality of an unrated fixed income security, so that the fund invests in a security with greater risk than intended.

For a more detailed description of the above risks, see "More Information About Risks Related to Principal Investment Strategies" in the prospectus.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares (includes returns of a predecessor fund)
Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q3/2009: 8.13% Worst Quarter: Q4/2010: -4.63%
Average Annual Total Returns (for the periods ended 12/31/10; includes returns of a predecessor fund)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - Virtus CA Tax-Exempt Bond Fund VIRTUS CA TAX-EXEMPT BOND FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	(1.16%)	2.34%	3.39%
Class A Return After Taxes on Distributions	(1.16%)	2.29%	3.22%
Class A Return After Taxes on Distributions and Sale of Fund Shares	0.62%	2.55%	3.39%
Class I	1.89%			2.89%	Sep 29, 2006
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%	6.09%
Barclays Capital California Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	2.97%	3.67%	4.64%	3.39%

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The Barclays Capital California Municipal Bond Index measures long term investment grade, tax-exempt and fixed rate bonds issued in California. The indexes are calculated on a total return basis.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Virtus Foreign Opportunities Fund
Investment Objective
The fund has an investment objective of long-term capital appreciation.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 126 of the fund's prospectus and "Alternative Purchase Arrangements" on page 52 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus Foreign Opportunities Fund VIRTUS FOREIGN OPPORTUNITIES FUND	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Foreign Opportunities Fund VIRTUS FOREIGN OPPORTUNITIES FUND	Class A	Class C	Class I
Management Fees	0.85%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	none
Other Expenses	0.37%	0.37%	0.37%
Total Annual Fund Operating Expenses	1.47%	2.22%	1.22%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Virtus Foreign Opportunities Fund VIRTUS FOREIGN OPPORTUNITIES FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	716	1,013	1,332	2,231
Class C	325	694	1,190	2,554
Class I	124	387	670	1,477

Expense Example, No Redemption - Virtus Foreign Opportunities Fund VIRTUS FOREIGN OPPORTUNITIES FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	716	1,013	1,332	2,231
Class C	225	694	1,190	2,554
Class I	124	387	670	1,477

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 34% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies

This fund offers access to high-quality international companies. The securities selected for inclusion in the fund are those that in the opinion of the subadviser are well-managed businesses with consistent operating histories and financial performance that have favorable long-term economic prospects and, in most cases, generate free cash flow. Over full market cycles, the investment style is designed with the objective of capturing part of the up market cycles and may offer protection in down market cycles.

Under normal circumstances, at least 80% of the fund's assets are invested in equity securities or equity-linked instruments of issuers located outside the United States, including issuers in emerging markets countries. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Equity-Linked Instruments Risk. The risk that, in addition to market risk and other risks of the referenced equity security, the fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also subject the fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of the fund's investment.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

For a more detailed description of the above risks, see "More Information About Risks Related to Principal Investment Strategies" in the prospectus.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares (includes returns of a predecessor fund)
Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q4/2004: 19.15% Worst Quarter: Q3/2008: -19.26%
Average Annual Total Returns (for the periods ended 12/31/10; includes returns of a predecessor fund)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - Virtus Foreign Opportunities Fund VIRTUS FOREIGN OPPORTUNITIES FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	6.14%	3.01%	3.92%
Class A Return After Taxes on Distributions	6.19%	2.87%	3.53%
Class A Return After Taxes on Distributions and Sale of Fund Shares	4.60%	2.74%	3.35%
Class C	11.80%	3.45%		9.50%	Oct 10, 2003
Class C S&P 500 Index (reflects no deduction for fees, expenses or taxes)				5.10%
Class C Morgan Stanley Capital International EAFE Index (Net) (reflects no deduction for fees, expenses or taxes)				7.58%
Class I	12.96%			2.20%	May 15, 2006
Class I S&P 500 Index (reflects no deduction for fees, expenses or taxes)				1.52%
Class I Morgan Stanley Capital International EAFE Index (Net) (reflects no deduction for fees, expenses or taxes)				(0.39%)
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.42%
Morgan Stanley Capital International EAFE Index (Net) (reflects no deduction for fees, expenses or taxes)	7.75%	2.46%	3.50%

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The MSCI EAFE® Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The indexes are calculated on a total return basis with net dividends reinvested.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Virtus Global Infrastructure Fund
Investment Objective
The fund has an investment objective of seeking both capital appreciation and current income.
Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 126 of the fund's prospectus and "Alternative Purchase Arrangements" on page 52 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus Global Infrastructure Fund VIRTUS GLOBAL INFRASTRUCTURE FUND	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Global Infrastructure Fund VIRTUS GLOBAL INFRASTRUCTURE FUND	Class A	Class C	Class I
Management Fees	0.65%	0.65%	0.65%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	none
Other Expenses	0.43%	0.43%	0.43%
Total Annual Fund Operating Expenses	1.33%	2.08%	1.08%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Virtus Global Infrastructure Fund VIRTUS GLOBAL INFRASTRUCTURE FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	703	972	1,262	2,084
Class C	311	652	1,119	2,410
Class I	110	343	595	1,317

Expense Example, No Redemption - Virtus Global Infrastructure Fund VIRTUS GLOBAL INFRASTRUCTURE FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	703	972	1,262	2,084
Class C	211	652	1,119	2,410
Class I	110	343	595	1,317

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies

The fund invests globally in infrastructure companies involved in the energy, utility, transportation, and communications industries. Infrastructure companies are believed by the subadviser to exhibit attractive risk/return characteristics, offer moderate-to-high income and moderate growth, and are defensive in nature.

Under normal market conditions, the fund invests at least 80% of its assets in the equity securities of infrastructure companies that are located in three or more countries, one of which will be the United States. Under normal market conditions, the fund will invest at least 25% of its assets in securities of U.S. issuers. As of December 31, 2010, the fund was invested in issuers representing approximately 13 different countries. Although the fund concentrates its investments in infrastructure companies, it may invest up to 20% of its assets in securities of issuers that are not infrastructure companies, including stocks, debt obligations, money market securities and money market mutual funds, as well as certain derivative instruments. To the extent the fund purchases non-infrastructure stocks, they may be of issuers of any capitalization. When investing in debt obligations, the fund will invest primarily in investment grade debt obligations, although it may invest in high-yield, high-risk fixed income securities (junk bonds).

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.

>	Derivatives Risk. The risk that the fund will incur a loss greater than the fund's investment in, or will experience greater share price volatility as a result of investing in, a derivative contract.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>	Income Risk. The risk that income received from the fund will vary widely over the short- and long-term.

>

Industry/Sector Concentration Risk. The risk that events negatively affecting infrastructure companies will cause the value of the fund's shares to decrease, perhaps significantly. Since the fund concentrates its assets in infrastructure companies, the fund is more vulnerable to conditions that negatively affect infrastructure companies as compared to a fund that does not concentrate holdings in such companies.

>

Infrastructure Related Investment Risk. The risk that conditions negatively impacting the business or operations of the infrastructure companies in which the fund invests will cause the value of the fund's shares to decrease.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund's debt securities, especially those with longer maturities, will fall.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>	Master Limited Partnership ("MLP") Risk. The risk that the fund's investments in MLP units will be negatively impacted by tax law changes, regulatory developments or other factors affecting the MLPs.

>

Preferred Stock Risk. The risk that a preferred stock will decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status, or that such stock may be illiquid.

For a more detailed description of the above risks, see "More Information About Risks Related to Principal Investment Strategies" in the fund's prospectus.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over the life of the fund. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and with a "composite" benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares (includes returns of a predecessor fund)
Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q3/2010: 16.39% Worst Quarter: Q3/2008: -16.55%
Average Annual Total Returns (for the periods ended 12/31/10; includes returns of a predecessor fund)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - Virtus Global Infrastructure Fund VIRTUS GLOBAL INFRASTRUCTURE FUND	1 Year	5 Years	Since Inception	Inception Date
Class A	2.12%	4.95%	5.04%	Dec 30, 2004
Class A Return After Taxes on Distributions	2.28%	4.63%	4.67%	Dec 30, 2004
Class A Return After Taxes on Distributions and Sale of Fund Shares	2.51%	4.54%	4.56%	Dec 30, 2004
Class A S&P 500 Index (reflects no deduction for fees, expenses or taxes)			2.74%
Class A Global Infrastructure Linked Benchmark (reflects no deduction for fees, expenses or taxes)			6.09%
Class C	7.47%	5.40%	5.28%	Dec 30, 2004
Class C S&P 500 Index (reflects no deduction for fees, expenses or taxes)			2.74%
Class C Global Infrastructure Linked Benchmark (reflects no deduction for fees, expenses or taxes)			6.09%
Class I	8.60%		(3.29%)	Jun 6, 2008
Class I S&P 500 Index (reflects no deduction for fees, expenses or taxes)			(0.78%)
Class I Global Infrastructure Linked Benchmark (reflects no deduction for fees, expenses or taxes)			(4.84%)
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%
Global Infrastructure Linked Benchmark (reflects no deduction for fees, expenses or taxes)	6.60%	5.22%

The S&P 500® Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies and is provided for general comparative purposes. The index is calculated on a total-return basis with dividends reinvested. The Global Infrastructure Linked Benchmark consists of the MSCI World Infrastructure Sector Capped Index. This is a market capitalization weighted index that measures performance of global infrastructure companies by capturing broad and diversified opportunities across telecommunication, utilities, energy, transportation and social infrastructure sectors. The telecommunication infrastructure and utilities sector each represent one-third of the index weight, while energy, transportation and social infrastructure sectors have a combined weight of the remaining one-third of the index. Performance of the Global Infrastructure Linked Benchmark prior to September 1, 2008 represents an allocation consisting of 65% MSCI USA/Utilities Index, 20% MSCI World Telecom Services Index, and 15% MSCI World ex USA/Utilities Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Virtus Global Opportunities Fund
Investment Objective
The fund has an investment objective of long-term capital appreciation.
Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 126 of the fund's prospectus and "Alternative Purchase Arrangements" on page 52 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus Global Opportunities Fund VIRTUS GLOBAL OPPORTUNITIES FUND	Class A	Class B		Class C
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	5.00%	[1]	1.00%	[1]
[1]	The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year. The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Global Opportunities Fund VIRTUS GLOBAL OPPORTUNITIES FUND	Class A	Class B	Class C
Management Fees	0.85%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.56%	0.56%	0.56%
Total Annual Fund Operating Expenses	1.66%	2.41%	2.41%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it assumes that your shares are converted to Class A Shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Virtus Global Opportunities Fund VIRTUS GLOBAL OPPORTUNITIES FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	734	1,068	1,425	2,427
Class B	644	951	1,285	2,561
Class C	344	751	1,285	2,746

Expense Example, No Redemption - Virtus Global Opportunities Fund VIRTUS GLOBAL OPPORTUNITIES FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	734	1,068	1,425	2,427
Class B	244	751	1,285	2,561
Class C	244	751	1,285	2,746

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 78% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies

This fund seeks to provide investors with exposure to high-quality global companies. The securities selected for inclusion in the fund are those believed by the subadviser to be well-managed businesses with consistent operating histories and financial performance that have favorable long-term economic prospects and, in most cases, generate free cash flow. Over full market cycles, the investment style is designed with the objective of capturing part of the up market cycles and may offer protection in down market cycles.

Under normal circumstances, the fund invests in equity securities or equity-linked instruments of issuers located throughout the world, including issuers in emerging markets countries and issuers in the United States. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. As of December 31, 2010, the fund was invested in issuers representing approximately 12 different countries.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Equity-Linked Instruments Risk. The risk that, in addition to market risk and other risks of the referenced equity security, the fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also subject the fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of the fund's investment.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods.

>	Growth Stocks Risk. The risk that the fund will underperform when growth investing is out of favor or that the fund's investments will not appreciate as anticipated.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

For a more detailed description of the above risks, see "More Information About Risks Related to Principal Investment Strategies" in the prospectus.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares (includes returns of a predecessor fund)
Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q2/2003: 19.07% Worst Quarter: Q4/2008: -20.92%
Average Annual Total Returns (for the periods ended 12/31/10; includes returns of a predecessor fund)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - Virtus Global Opportunities Fund VIRTUS GLOBAL OPPORTUNITIES FUND	1 Year	5 Years	10 Years
Class A	9.34%	(0.82%)	(0.08%)
Class A Return After Taxes on Distributions	9.18%	(1.07%)	(0.26%)
Class A Return After Taxes on Distributions and Sale of Fund Shares	6.28%	(0.48%)	0.03%
Class B	11.18%	(0.37%)	(0.23%)
Class C	15.09%	(0.39%)	(0.25%)
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.42%
MSCI ACWI Index (Net) (reflects no deductions for fees, expenses or taxes)	12.67%	3.44%	3.20%
MSCI WorldSM Index (Net) (reflects no deduction for fees, expenses or taxes)	11.76%	2.43%	2.31%

The S&P 500® Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The fund's adviser has determined that the MSCI All Country World Index (net) provides a better performance comparison for the fund since it includes emerging markets countries, which are excluded from the MSCI World Index, the fund's previous style-specific benchmark. The MSCI WorldSM Index (net), the fund's previous style-specific benchmark, is a free float-adjusted market capitalization-weighted index that measures developed global market equity performance. The MSCI indexes are calculated on a total return basis with net dividends reinvested.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Virtus Global Real Estate Securities Fund
Investment Objective
The fund has a primary investment objective of long-term capital appreciation, with a secondary investment objective of income.
Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 126 of the fund's prospectus and "Alternative Purchase Arrangements" on page 52 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus Global Real Estate Securities Fund Virtus Global Real Estate Securities Fund	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Global Real Estate Securities Fund Virtus Global Real Estate Securities Fund		Class A	Class C	Class I
Management Fees		0.85%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%
Remainder of Other Expenses		2.97%	2.97%	2.97%
Total Other Expenses		2.98%	2.98%	2.98%
Total Annual Fund Operating Expenses		4.08%	4.83%	3.83%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Virtus Global Real Estate Securities Fund Virtus Global Real Estate Securities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	961	1,745	2,542	4,602
Class C	583	1,453	2,425	4,871
Class I	385	1,169	1,972	4,062

Expense Example, No Redemption - Virtus Global Real Estate Securities Fund Virtus Global Real Estate Securities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	961	1,745	2,542	4,602
Class C	483	1,453	2,425	4,871
Class I	385	1,169	1,972	4,062

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 28% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies

The fund provides global exposure to the real estate securities market, focusing exclusively on companies with a rental business profile. Rental companies derive 70% or more of total revenue from rental income and are most similar in business profile to U.S. real estate investment trusts ("REITs").

Under normal circumstances, the fund invests at least 80% of its assets in equity securities issued by U.S. and non-U.S companies of any capitalization that are principally engaged in the real estate industry, including common stock, preferred stock and other equity securities issued by real estate companies, such as REITs and similar REIT-like entities.The fund, under normal market conditions, will hold at least 40% of its assets in non-U.S. issuers. Additionally, the fund normally invests in real estate-related securities of issuers in developed countries; however it may invest up to 20% of its assets in issuers incorporated in emerging market countries. The fund concentrates its assets in the real estate industry and is non-diversified under federal securities laws.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Equity REIT Securities Risk. The risk that the value of the fund's shares will be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, and changes in the value of the underlying real estate and defaults by borrowers.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>

Geographic Concentration Risk. The risk that events negatively affecting the fiscal stability of a particular geographic location in which the fund focuses its investments will cause the value of the fund's shares to decrease, perhaps significantly. To the extent the fund concentrates its assets in a particular country or region, the fund is more vulnerable to financial, economic or other political developments in that country or region as compared to a fund that does not concentrate holdings in a particular country or region.

>

Industry/Sector Concentration Risk. The risk that events negatively affecting real estate securities will cause the value of the fund's shares to decrease, perhaps significantly. Since the fund concentrates its assets in real estate related securities, the fund is more vulnerable to conditions that negatively affect real estate related securities as compared to a fund that does not concentrate holdings in such securities.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Non-Diversification Risk. The risk that the fund will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that each such security represents a significant portion of the fund's assets.

For a more detailed description of the above risks, see "More Information About Risks Related to Principal Investment Strategies" in the prospectus.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows the fund's performance for its first full calendar year of operations. The table shows how the fund's average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares
Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q3/2010: 17.74% Worst Quarter: Q2/2010: -6.13%
Average Annual Total Returns (for the periods ended 12/31/10)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - Virtus Global Real Estate Securities Fund Virtus Global Real Estate Securities Fund	1 Year	Since Inception	Inception Date
Class A	16.01%	55.41%	Mar 2, 2009
Class A Return After Taxes on Distributions	13.31%	50.25%	Mar 2, 2009
Class A Return After Taxes on Distributions and Sale of Fund Shares	10.92%	45.21%	Mar 2, 2009
Class C	22.12%	59.31%	Mar 2, 2009
Class I	23.41%	60.93%	Mar 2, 2009
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	40.52%
FTSE EPRA/NAREIT Developed Rental Index (reflects no deduction for fees, expenses or taxes)	24.54%	63.97%

The S&P 500® Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies. The FTSE EPRA/NAREIT Developed Rental Index is a free-float market capitalization index measuring global real estate securities, which meet minimum size, liquidity and investment focus criteria. The indexes are calculated on a total-return basis with dividends reinvested.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Virtus Greater Asia ex Japan Opportunities Fund
Investment Objective
The fund has an investment objective of long-term capital appreciation.
Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 126 of the fund's prospectus and "Alternative Purchase Arrangements" on page 52 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus Greater Asia ex Japan Opportunities Fund Virtus Greater Asia ex Japan Opportunities Fund	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Greater Asia ex Japan Opportunities Fund Virtus Greater Asia ex Japan Opportunities Fund		Class A	Class C	Class I
Management Fees		1.00%	1.00%	1.00%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%
Remainder of Other Expenses		1.80%	1.80%	1.80%
Total Other Expenses		1.81%	1.81%	1.81%
Total Annual Fund Operating Expenses		3.06%	3.81%	2.81%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Virtus Greater Asia ex Japan Opportunities Fund Virtus Greater Asia ex Japan Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	866	1,466	2,089	3,755
Class C	483	1,164	1,962	4,045
Class I	284	871	1,484	3,138

Expense Example, No Redemption - Virtus Greater Asia ex Japan Opportunities Fund Virtus Greater Asia ex Japan Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	866	1,466	2,089	3,755
Class C	383	1,164	1,962	4,045
Class I	284	871	1,484	3,138

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 78% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies

This fund seeks to offer investors exposure to Asian market economies, with the exception of Japan, through well-established companies. The portfolio invests in what the subadviser believes to be well-managed businesses with consistent operating histories and financial performance that have favorable long-term economic prospects and, in most cases, generate free cash flow. Over full market cycles, the investment style is designed with the objective of capturing part of the up market cycles and may offer protection in down market cycles.

Under normal circumstances, at least 80% of the fund's assets are invested in equity securities or equity-linked instruments of issuers located in Asia (excluding Japan), including issuers in emerging markets. Equity-linked securities are hybrid debt securities whose return is connected to an underlying equity, usually a stock. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. In determining the "location" of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated. This evaluation is conducted so as to determine that the issuer's assets are exposed to the economic fortunes and risks of the designated country.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Equity-Linked Instruments Risk. The risk that, in addition to market risk and other risks of the referenced equity security, the fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also subject the fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of the fund's investment.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>

Geographic Concentration Risk. The risk that events negatively affecting the fiscal stability of countries in Asia will cause the value of the fund's shares to decrease, perhaps significantly. Since the fund concentrates its assets in Asian issuers, the fund is more vulnerable to financial, economic or other political developments in Asia as compared to a fund that does not concentrate holdings in Asia.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

For a more detailed description of the above risks, see "More Information About Risks Related to Principal Investment Strategies" in the prospectus.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows the fund's performance for its first full calendar year of operations. The table shows how the fund's average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares
Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q3/2010: 17.70% Worst Quarter: Q4/2010: 0.27%
Average Annual Total Returns (for the periods ended 12/31/10)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - Virtus Greater Asia ex Japan Opportunities Fund Virtus Greater Asia ex Japan Opportunities Fund	1 Year	Since Inception	Inception Date
Class A	18.50%	34.39%	Apr 21, 2009
Class A Return After Taxes on Distributions	14.68%	31.17%	Apr 21, 2009
Class A Return After Taxes on Distributions and Sale of Fund Shares	12.93%	28.08%	Apr 21, 2009
Class C	24.91%	38.17%	Apr 21, 2009
Class I	26.05%	39.52%	Apr 21, 2009
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	27.36%
MSCI AC Far East ex Japan Index (Net) (reflects no deduction for fees, expenses or taxes)	19.44%	40.63%

The S&P 500® Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies. The MSCI AC Far East ex Japan Index (net) is a free float-adjusted market capitalization weighted index measuring the equity market performance of the Far East, excluding Japan. The indexes are calculated on a total-return basis with dividends reinvested.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Virtus Greater European Opportunities Fund
Investment Objective
The fund has an investment objective of long-term capital appreciation.
Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 126 of the fund's prospectus and "Alternative Purchase Arrangements" on page 52 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus Greater European Opportunities Fund Virtus Greater European Opportunities Fund	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Greater European Opportunities Fund Virtus Greater European Opportunities Fund	Class A	Class C	Class I
Management Fees	0.85%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	none
Other Expenses	1.65%	1.65%	1.65%
Total Annual Fund Operating Expenses	2.75%	3.50%	2.50%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Virtus Greater European Opportunities Fund Virtus Greater European Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	837	1,379	1,946	3,478
Class C	453	1,074	1,817	3,774
Class I	253	779	1,331	2,836

Expense Example, No Redemption - Virtus Greater European Opportunities Fund Virtus Greater European Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	837	1,379	1,946	3,478
Class C	353	1,074	1,817	3,774
Class I	253	779	1,331	2,836

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 48% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies

This fund seeks to offer investors exposure to European market economies through well-established companies. The securities selected for inclusion in the fund are believed by the subadviser to be well-managed businesses with consistent operating histories and financial performance that have favorable long-term economic prospects and, in most cases, generate free cash flow. Over full market cycles, the investment style is designed with the objective of capturing part of the up market cycles and may offer protection in down market cycles.

Under normal circumstances, at least 80% of the fund's assets are invested in equity securities or equity-linked instruments of issuers located in Europe, including issuers in emerging markets countries. Equity-linked securities are hybrid debt securities whose return is connected to an underlying equity, usually a stock. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. In determining the "location" of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated. This evaluation is conducted so as to determine that the issuer's assets are exposed to the economic fortunes and risks of the designated country.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Equity-Linked Instruments Risk. The risk that, in addition to market risk and other risks of the referenced equity security, the fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also subject the fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of the fund's investment.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>

Geographic Concentration Risk. The risk that events negatively affecting the fiscal stability of countries in Europe will cause the value of the fund's shares to decrease, perhaps significantly. Since the fund concentrates its assets in European issuers, the fund is more vulnerable to financial, economic or other political developments in Europe as compared to a fund that does not concentrate holdings in Europe.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

For a more detailed description of the above risks, see "More Information About Risks Related to Principal Investment Strategies" in the prospectus.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows the fund's performance for its first full calendar year of operations. The table shows how the fund's average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares
Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q3/2010: 10.42% Worst Quarter: Q2/2010: -8.22%
Average Annual Total Returns (for the periods ended 12/31/10)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - Virtus Greater European Opportunities Fund Virtus Greater European Opportunities Fund	1 Year	Since Inception	Inception Date
Class A	1.03%	21.05%	Apr 21, 2009
Class A Return After Taxes on Distributions	(0.27%)	19.50%	Apr 21, 2009
Class A Return After Taxes on Distributions and Sale of Fund Shares	3.31%	18.12%	Apr 21, 2009
Class C	6.39%	24.42%	Apr 21, 2009
Class I	7.43%	25.64%	Apr 21, 2009
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	28.57%
MSCI Europe Index (Net) (reflects no deduction for fees, expenses or taxes)	3.88%	29.33%

The S&P 500® Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies. The MSCI Europe Index (net) is a free float-adjusted market capitalization weighted index measuring the equity market performance of the developed markets in Europe. The indexes are calculated on a total-return basis with dividends reinvested.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Virtus High Yield Fund
Investment Objective
The fund has a primary investment objective to seek high current income and a secondary objective of capital growth.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 126 of the fund's prospectus and "Alternative Purchase Arrangements" on page 52 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus High Yield Fund VIRTUS HIGH YIELD FUND	Class A	Class B		Class C
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	3.75%	none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	5.00%	[1]	1.00%	[1]
[1]	The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year. The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus High Yield Fund VIRTUS HIGH YIELD FUND		Class A	Class B	Class C
Management Fees		0.65%	0.65%	0.65%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	1.00%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%
Remainder of Other Expenses		0.45%	0.45%	0.45%
Total Other Expenses		0.46%	0.46%	0.46%
Total Annual Fund Operating Expenses		1.36%	2.11%	2.11%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it assumes that your shares are converted to Class A Shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Virtus High Yield Fund VIRTUS HIGH YIELD FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	508	790	1,092	1,949
Class B	614	861	1,134	2,250
Class C	314	661	1,134	2,441

Expense Example, No Redemption - Virtus High Yield Fund VIRTUS HIGH YIELD FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	508	790	1,092	1,949
Class B	214	661	1,134	2,250
Class C	214	661	1,134	2,441

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 92% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies
The fund is appropriate for investors seeking diversification and the potential rewards associated with investing in high-yield, fixed income securities. High-yield, fixed income securities are those that are rated below investment grade. The management team believes that BB- and B-rated issues offer better risk-adjusted returns over a market cycle than more speculative CCC- and C-rated issues. The fund will generally overweight sectors and industries with well-valued companies whose business profiles are viewed to be improving. The subadviser attempts to maintain the duration of the fund at a level similar to that of its style benchmark, the Barclay's Capital High Yield 2% Issuer Cap Index. Under normal circumstances, the fund invests at least 80% of its assets in a diversified portfolio of high yield fixed income securities.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.

>

High Yield-High Risk Fixed Income Securities (Junk Bonds) Risk. The risk that the issuers of high yield-high risk securities in the fund's portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>

Industry/Sector Concentration Risk. The risk that events negatively affecting a particular industry or market sector in which the fund focuses its investments will cause the value of the fund's shares to decrease, perhaps significantly. To the extent that the fund invests a significant portion of its portfolio in one or more industries (such as communications, consumer cyclicals and consumer non-cyclicals) or sectors, the fund is more vulnerable to conditions that negatively affect such industries or sectors as compared to a fund that is not significantly invested in such industries or sector.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund's debt securities, especially those with longer maturities, will fall.

>	Long-Term Maturities/Durations Risk. The risk of greater price fluctuations than would be associated with securities having shorter maturities or durations.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Mortgage-Backed and Asset-Backed Securities Risk. The risk that the impairment of the value of collateral underlying a mortgage-backed or asset-backed security, such as due to non-payment of loans, will result in a reduction in the value of such security.

>

U.S. Government Securities Risk. The risk that the impairment of the value of collateral underlying a mortgage-backed or asset-backed security, such as due to non-payment of loans, will result in a reduction in the value of such security.

For a more detailed description of the above risks, see "More Information About Risks Related to Principal Investment Strategies" in the prospectus.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at www.virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares (includes returns of a predecessor fund)
Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q2/2009: 11.27% Worst Quarter: Q4/2008: -14.67%
Average Annual Total Returns (for the periods ended 12/31/10; includes returns of a predecessor fund)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - Virtus High Yield Fund VIRTUS HIGH YIELD FUND	1 Year	5 Years	10 Years
Class A	8.36%	3.63%	3.51%
Class A Return After Taxes on Distributions	5.58%	0.92%	0.58%
Class A Return After Taxes on Distributions and Sale of Fund Shares	5.33%	1.45%	1.15%
Class B	7.72%	3.63%	3.09%
Class C	11.63%	3.61%	3.11%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%
Barclays Capital High Yield 2% Issuer Cap Index (reflects no deduction for fees, expenses or taxes)	14.94%	8.90%	9.01%

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The Barclays Capital U.S. High-Yield 2% Issuer Capped Bond Index is a market capitalization-weighted index that measures fixed rate non-investment grade debt securities of U.S. and non-U.S. corporations. No single issuer accounts for more than 2% of market cap. The indexes are calculated on a total return basis.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Virtus International Equity Fund
Investment Objective
The fund has an investment objective to seek to provide long-term capital appreciation.
Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 126 of the fund's prospectus and "Alternative Purchase Arrangements" on page 52 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus International Equity Fund Virtus International Equity Fund	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus International Equity Fund Virtus International Equity Fund		Class A	Class C	Class I
Management Fees		0.85%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.80%	0.80%	0.80%
Total Annual Fund Operating Expenses		1.90%	2.65%	1.65%
[1]	Estimated.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same and expense reimbursements remain in place only for the period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Virtus International Equity Fund Virtus International Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	757	1,138	1,542	2,669
Class C	368	823	1,405	2,983
Class I	168	520	897	1,955

Expense Example, No Redemption - Virtus International Equity Fund Virtus International Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	757	1,138	1,542	2,669
Class C	268	823	1,405	2,983
Class I	168	520	897	1,955

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the period from inception (September 16, 2010) through its fiscal year end (September 30, 2010), the fund's portfolio turnover rate was 0% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies

This fund offers investors exposure to primarily mid- to large capitalization international companies, but it is not limited to investing in the securities of companies of any particular size. The subadviser uses a value driven, absolute return approach to investing. The subadviser's process is a mixture of country allocation and stock selection, with a recognition that a significant portion of long-term performance and risk reduction will come from the country allocation decision.

Under normal circumstances, the fund invests at least 80% of its assets in equity securities of issuers located outside the United States, including issuers in emerging markets countries. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. In determining the "location" of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated. This evaluation is conducted so as to determine that the issuer's assets are exposed to the economic fortunes and risks of the designated country.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods. Investments in small and medium-sized companies may be more volatile than investments in larger companies.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>	Value Stocks Risk. The risk that the fund will underperform when value investing is out of favor or that the fund's investments will not appreciate in value as anticipated.

For a more detailed description of the above risks, see "More Information About Risks Related to Principal Investment Strategies" in the prospectus.

Performance Information
The fund has not had a full calendar year of operations; therefore, performance information is not shown.

Virtus International Real Estate Securities Fund
Investment Objective
The fund has a primary investment objective of long-term capital appreciation, with a secondary investment objective of income.
Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 126 of the fund's prospectus and "Alternative Purchase Arrangements" on page 52 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus International Real Estate Securities Fund VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus International Real Estate Securities Fund VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND	Class A	Class C	Class I
Management Fees	1.00%	1.00%	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	none
Other Expenses	0.45%	0.45%	0.45%
Total Annual Fund Operating Expenses	1.70%	2.45%	1.45%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Virtus International Real Estate Securities Fund VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	738	1,080	1,445	2,468
Class C	348	764	1,306	2,786
Class I	148	459	792	1,735

Expense Example, No Redemption - Virtus International Real Estate Securities Fund VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	738	1,080	1,445	2,468
Class C	248	764	1,306	2,786
Class I	148	459	792	1,735

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 20% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies

The fund provides international exposure to the real estate securities market, focusing exclusively on companies with a rental business profile. Rental companies derive 70% or more of total revenue from rental income and are most similar in business profile to U.S. real estate investment trust (REITs).

Under normal circumstances, the fund invests at least 80% of its assets in equity securities issued by non-U.S companies of any capitalization that are principally engaged in the real estate industry, including common stock, preferred stock and other equity securities issued by real estate companies, such as REITs and similar REIT-like entities. The fund may, at times, invest up to 20% of its assets in U.S. REIT securities. Additionally, the fund normally invests in real estate related securities of issuers in developed countries, however it may invest up to 20% of its assets in issuers incorporated in emerging market countries. The fund concentrates its assets in the real estate industry and is non-diversified under federal securities laws.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Equity REIT Securities Risk. The risk that the value of the fund's shares will be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, and changes in the value of the underlying real estate and defaults by borrowers.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>

Geographic Concentration Risk. The risk that events negatively affecting the fiscal stability of a particular geographic location in which the fund focuses its investments will cause the value of the fund's shares to decrease, perhaps significantly. To the extent the fund concentrates its assets in a particular country or region, the fund is more vulnerable to financial, economic or other political developments in that country or region as compared to a fund that does not concentrate holdings in a particular country or region.

>

Industry/Sector Concentration Risk. The risk that events negatively affecting real estate securities will cause the value of the fund's shares to decrease, perhaps significantly. Since the fund concentrates its assets in real estate related securities, the fund is more vulnerable to conditions that negatively affect real estate related securities as compared to a fund that does not concentrate holdings in such securities.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Non-Diversification Risk. The risk that the fund will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that each such security represents a significant portion of the fund's assets.

For a more detailed description of the above risks, see "More Information About Risks Related to Principal Investment Strategies" in the fund's prospectus.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over the life of the fund.The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares
Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q3/2009: 31.59% Worst Quarter: Q4/2008: -30.74%
Average Annual Total Returns (for the periods ended 12/31/10)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - Virtus International Real Estate Securities Fund VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND	1 Year	Since Inception	Inception Date
Class A	12.00%	(8.95%)	Oct 1, 2007
Class A Return After Taxes on Distributions	8.81%	(10.73%)	Oct 1, 2007
Class A Return After Taxes on Distributions and Sale of Fund Shares	8.69%	(8.24%)	Oct 1, 2007
Class C	18.02%	(7.99%)	Oct 1, 2007
Class I	18.96%	(7.08%)	Oct 1, 2007
S&P 500 Index	15.06%	(4.04%)
FTSE EPRA/NAREIT Developed Rental ex-U.S. Index	20.63%	(8.97%)

The S&P 500® Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies. The FTSE EPRA/NAREIT Developed Rental ex-U.S. Index is a free-float market capitalization index measuring international real estate securities, which meet minimum size, liquidity and investment focus criteria. The indexes are calculated on a total return basis with dividends reinvested.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Virtus Market Neutral Fund
Investment Objective
The fund has an investment objective to seek long-term capital appreciation while maintaining minimal portfolio exposure to general equity market risk.
Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 126 of the fund's prospectus and "Alternative Purchase Arrangements" on page 52 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus Market Neutral Fund VIRTUS MARKET NEUTRAL FUND	Class A	Class B		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	5.00%	[1]	1.25%	[1]	none
[1]	The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 3% during the third and fourth years and to 0% after the sixth year. The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Market Neutral Fund VIRTUS MARKET NEUTRAL FUND		Class A	Class B	Class C	Class I
Management Fees		1.50%	1.50%	1.50%	1.50%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	1.00%	none
Dividends on Short Sales and Interest Expense		2.02%	2.02%	2.02%	2.02%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%	0.01%
Remainder of Other Expenses		0.40%	0.40%	0.40%	0.40%
Total Other Expenses		2.43%	2.43%	2.43%	2.43%
Total Annual Fund Operating Expenses		4.18%	4.93%	4.93%	3.93%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. In the case of Class B Shares, it assumes that your shares are converted to Class A Shares after seven years. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Virtus Market Neutral Fund VIRTUS MARKET NEUTRAL FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	971	1,771	2,586	4,680
Class B	893	1,681	2,469	4,803
Class C	618	1,481	2,469	4,947
Class I	395	1,198	2,018	4,147

Expense Example, No Redemption - Virtus Market Neutral Fund VIRTUS MARKET NEUTRAL FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	971	1,771	2,586	4,680
Class B	493	1,481	2,469	4,803
Class C	493	1,481	2,469	4,947
Class I	395	1,198	2,018	4,147

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 155% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies

The fund utilizes a unique market neutral style seeking to provide attractive performance in both up and down markets. The fund invests in what the subadviser believes to be undervalued companies with strong and improving business prospects while shorting companies the subadviser believes to have deteriorating business momentum and excessive valuations. The use of uncorrelated equity strategies across investing styles, market caps and industries may provide investors with more attractive risk adjusted returns, as compared with traditional equity investing.

The fund attempts to maintain minimal exposure to general market risk by always having both long and short positions in stocks. The fund uses a blended strategy, investing in both growth and value stocks of U.S. and foreign issuers of any capitalization, including those in emerging markets. In addition to purchasing or selling short individual securities, the fund may purchase or sell short any type of future or option related to such securities. The fund may also invest in exchange-traded funds (ETFs).

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.

>

Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>

Futures and Options Risk. The risk that the fund will incur a loss greater than the fund's investment in, or will experience greater share price volatility as a result of investing in, futures or options.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>	Short Sales Risk. The risk that a fund may experience a loss if the price of a borrowed security increases between the date of a short sale and the date on which the fund replaces the security.

For a more detailed description of the above risks, see "More Information About Risks Related to Principal Investment Strategies" in the prospectus.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund.
The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares (includes returns of a predecessor fund)
Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q3/2002: 8.66% Worst Quarter: Q4/2002: -12.08%
Average Annual Total Returns (for the periods ended 12/31/10; includes returns of a predecessor fund)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - Virtus Market Neutral Fund VIRTUS MARKET NEUTRAL FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	(6.21%)	(2.35%)	0.41%
Class A Return After Taxes on Distributions	(6.60%)	(2.58%)	0.24%
Class A Return After Taxes on Distributions and Sale of Fund Shares	(3.52%)	(2.03%)	0.30%
Class B	(5.04%)	(2.13%)	0.26%
Class C	(1.21%)	(1.93%)	0.27%
Class I	(0.21%)			0.59%	Oct 1, 2009
Class I S&P 500 Index				19.74%
Class I Citigroup 90-Day Treasury Bill Index				0.13%
S&P 500 Index	15.06%	2.29%	1.42%
Citigroup 90-Day Treasury Bill Index	0.13%	2.30%	2.26%

Virtus Multi-Sector Fixed Income Fund
Investment Objective
The fund has an investment objective to maximize current income while preserving capital.
Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 126 of the fund's prospectus and "Alternative Purchase Arrangements" on page 52 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus Multi-Sector Fixed Income Fund VIRTUS MULTI-SECTOR FIXED INCOME FUND	Class A	Class B		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	3.75%	none		none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	5.00%	[1]	1.00%	[1]	none
[1]	The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year. The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Multi-Sector Fixed Income Fund VIRTUS MULTI-SECTOR FIXED INCOME FUND	Class A	Class B	Class C	Class I
Management Fees	0.55%	0.55%	0.55%	0.55%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	1.00%	none
Other Expenses	0.36%	0.36%	0.36%	0.36%
Total Annual Fund Operating Expenses	1.16%	1.91%	1.91%	0.91%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it assumes that your shares are converted to Class A Shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Virtus Multi-Sector Fixed Income Fund VIRTUS MULTI-SECTOR FIXED INCOME FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	489	730	989	1,731
Class B	594	800	1,032	2,038
Class C	294	600	1,032	2,233
Class I	93	290	504	1,120

Expense Example, No Redemption - Virtus Multi-Sector Fixed Income Fund VIRTUS MULTI-SECTOR FIXED INCOME FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	489	730	989	1,731
Class B	194	600	1,032	2,038
Class C	194	600	1,032	2,233
Class I	93	290	504	1,120

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 74% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies

The fund seeks to generate high current income and total return while preserving capital by applying extensive credit research and a time-tested approach to capitalize on opportunities across undervalued sectors of the bond market. The portfolio seeks diversification among 14 sectors in order to increase return potential and reduce risk.

Under normal circumstances, the fund invests at least 80% of its assets in the following sectors of fixed income securities:

>

Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including collateralized mortgage obligations, real estate mortgage investment conduits and other pass-through securities;

>	Debt securities issued by foreign issuers, including foreign governments and their political subdivisions and issuers located in emerging market countries;

>	Investment grade securities; and

>	High yield-high risk fixed income securities of U.S. issuers (so called "junk bonds").

The fund may invest in all or some of these sectors.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.

>

Emerging Market Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>

High Yield-High Risk Fixed Income Securities (Junk Bonds) Risk. The risk that the issuers of high yield-high risk securities in the fund's portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund's debt securities, especially those with longer maturities, will fall.

>	Long-Term Maturities/Durations Risk. The risk of greater price fluctuations than would be associated with securities having shorter maturities or durations.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Mortgage-Backed and Asset-Backed Securities Risk. The risk that the impairment of the value of collateral underlying a mortgage-backed or asset-backed security, such as due to non-payment of loans, will result in a reduction in the value of such security.

>

U.S. Government Securities Risk. The risk that the U.S. Government securities in the fund's portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

For a more detailed description of the above risks, see "More Information About Risks Related to Principal Investment Strategies" in the prospectus.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares (includes returns of a predecessor fund)
Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q2/2009: 16.15% Worst Quarter: Q4/2008: -14.37%
Average Annual Total Returns (for the periods ended 12/31/10; includes returns of a predecessor fund)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - Virtus Multi-Sector Fixed Income Fund VIRTUS MULTI-SECTOR FIXED INCOME FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	9.00%	5.95%	6.77%
Class A Return After Taxes on Distributions	6.57%	3.61%	4.25%
Class A Return After Taxes on Distributions and Sale of Fund Shares	5.77%	3.64%	4.23%
Class B	8.32%	5.97%	6.37%
Class C	12.42%	5.98%	6.39%
Class I	13.53%			14.25%	Oct 1, 2009
Class I Barclays Capital U.S. Aggregate Bond Index				5.06%
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Virtus Multi-Sector Short Term Bond Fund
Investment Objective
The fund has an investment objective to provide high current income while attempting to limit changes in the fund's net asset value per share caused by interest rate changes.
Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 126 of the fund's prospectus and "Alternative Purchase Arrangements" on page 52 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus Multi-Sector Short Term Bond Fund VIRTUS MULTI-SECTOR SHORT TERM BOND FUND	Class A	Class B		Class C	Class I	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.25%	none		none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	2.00%	[1]	none	none	1.00%	[1]
[1]	The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 0.50% annually to 1% during the third year and to 0% after the third year. The deferred sales charge is imposed on Class T Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Multi-Sector Short Term Bond Fund VIRTUS MULTI-SECTOR SHORT TERM BOND FUND	Class A	Class B	Class C	Class I	Class T
Management Fees	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	0.75%	0.50%	none	1.00%
Other Expenses	0.27%	0.27%	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses	1.07%	1.57%	1.32%	0.82%	1.82%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it assumes that your shares are converted to Class A Shares after six years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Virtus Multi-Sector Short Term Bond Fund VIRTUS MULTI-SECTOR SHORT TERM BOND FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	332	558	802	1,501
Class B	310	496	855	1,611
Class C	134	418	723	1,590
Class I	84	262	455	1,014
Class T	285	573	985	2,137

Expense Example, No Redemption - Virtus Multi-Sector Short Term Bond Fund VIRTUS MULTI-SECTOR SHORT TERM BOND FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	332	558	802	1,501
Class B	160	496	855	1,611
Class C	134	418	723	1,590
Class I	84	262	455	1,014
Class T	185	573	985	2,137

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 49% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies

The fund seeks current income with an emphasis on maintaining low volatility and overall short duration by investing primarily in higher quality, more liquid securities across 14 bond market sectors. The fund utilizes a value-oriented, research driven approach that seeks to strategically overweight undervalued sectors while applying strict risk controls.

Under normal circumstances, the fund invests at least 80% of its assets in bonds, which are fixed income debt obligations of various types of issuers. The fund seeks to achieve its objective by investing in a diversified portfolio of primarily short-term fixed income securities having an expected dollar-weighted average maturity of three years or less and that are in one of the following market sectors:

>

Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including collateralized mortgage obligations, real estate mortgage investment conduits and other pass-through securities;

>	Debt securities issued by foreign issuers, including foreign governments and their political subdivisions, and issuers located in emerging markets;

>	Investment-grade securities; and

>	High yield-high risk fixed income securities (so called "junk bonds").

The fund may invest in all or some of these sectors.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.

>

Emerging Market Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>

High Yield-High Risk Fixed Income Securities (Junk Bonds) Risk. The risk that the issuers of high yield-high risk securities in the fund's portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund's debt securities, especially those with longer maturities, will fall.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Mortgage-Backed and Asset-Backed Securities Risk. The risk that the impairment of the value of collateral underlying a mortgage-backed or asset-backed security, such as due to non-payment of loans, will result in a reduction in the value of such security.

>

U.S. Government Securities Risk. The risk that the U.S. Government securities in the fund's portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

For a more detailed description of the above risks, see "More Information About Risks Related to Principal Investment Strategies" in the prospectus.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares (includes returns of a predecessor fund)
Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q2/2009: 10.79% Worst Quarter: Q4/2008: -9.05%
Average Annual Total Returns (for the periods ended 12/31/10; includes returns of a predecessor fund)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - Virtus Multi-Sector Short Term Bond Fund VIRTUS MULTI-SECTOR SHORT TERM BOND FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	7.77%	5.55%	5.81%
Class A Return After Taxes on Distributions	5.87%	3.56%	3.84%
Class A Return After Taxes on Distributions and Sale of Fund Shares	5.00%	3.53%	3.77%
Class B	8.03%	5.44%	5.50%
Class C	9.88%	5.71%	5.82%
Class I	10.52%			8.80%	Jun 6, 2008
Class I Barclays Capital U.S. Aggregate Bond Index				6.30%
Class I B of A Merrill Lynch 1-2.99 Year Medium Quality Corporate Bond Index				5.34%
Class T	9.35%	5.19%		4.44%	Jun 2, 2003
Class T Barclays Capital U.S. Aggregate Bond Index				4.72%
Class T B of A Merrill Lynch 1-2.99 Year Medium Quality Corporate Bond Index				4.16%
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%
B of A Merrill Lynch 1-2.99 Year Medium Quality Corporate Bond Index	5.20%	5.21%	5.11%

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The B of A Merrill Lynch 1-2.99 Year Medium Quality Corporate Bond Index measures performance of U.S. corporate bond issues rated BBB and A by Standard and Poor's with maturities between one and three years. The indexes are calculated on a total return basis.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Virtus Premium AlphaSectorSM Fund
Investment Objective
The fund has an investment objective of seeking long-term capital appreciation.
Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 126 of the fund's prospectus and "Alternative Purchase Arrangements" on page 52 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus Premium AlphaSector Fund Virtus Premium AlphaSector Fund	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Premium AlphaSector Fund Virtus Premium AlphaSector Fund		Class A	Class C	Class I
Management Fees		1.10%	1.10%	1.10%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none
Acquired Fund Fees and Expenses	[1]	0.21%	0.21%	0.21%
Remainder of Other Expenses	[2]	0.35%	0.35%	0.35%
Total Other Expenses		0.56%	0.56%	0.56%
Total Annual Fund Operating Expenses		1.91%	2.66%	1.66%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[2]	Estimated.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Virtus Premium AlphaSector Fund Virtus Premium AlphaSector Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	758	1,141	1,547	2,679
Class C	369	826	1,410	2,993
Class I	169	523	902	1,965

Expense Example, No Redemption - Virtus Premium AlphaSector Fund Virtus Premium AlphaSector Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	758	1,141	1,547	2,679
Class C	269	826	1,410	2,993
Class I	169	523	902	1,965

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells shares of the exchange-traded funds ("ETFs") (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the period from inception (July 1, 2010) through its fiscal year end (September 30, 2010), the fund's portfolio turnover rate was 47% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies

The fund seeks to track the AlphaSectorSM Premium Index (ASRP), a public index published by NASDAQ. The fund may be invested in ETFs representing the primary sectors of the S&P 500® Index and high-quality short-term securities. The primary sectors of the S&P 500® Index represented by the ETFs are: consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology, and utilities. Allocations are based on a proprietary quantitative model that seeks to evaluate "true" trends within each sector by adjusting for market noise and changing levels of volatility in the market. The fund has the flexibility to be invested in any combination of the sector ETFs, a combination of sector ETFs and high-quality short-term securities, or 100% in high-quality short-term securities. The fund may also invest in stocks of primarily large-cap issuers.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of the exchange-traded funds in which the fund invests. The principal risks of investing in the fund are:

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests, will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods.

>

Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Sector Concentration Risk. The risk that events negatively affecting a particular industry or market sector in which the fund focuses its investments will cause the value of the fund's shares to decrease, perhaps significantly. To the extent that the fund invests a significant portion of its portfolio in ETFs representing one or more of the primary sectors of the S&P 500® Index (such as consumer discretionary, energy, healthcare) or in an ETF representing U.S. Treasuries, the fund is more vulnerable to conditions that negatively affect such sectors as compared to a fund that is not significantly invested in such sectors.

>

U.S. Government Securities Risk. The risk that U.S. Government securities in the fund's portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

For a more detailed description of the above risks, see "More Information About Risks Related to Principal Investment Strategies" in the prospectus.

Performance Information
The fund has not had a full calendar year of operations; therefore, performance information is not shown.

Virtus Real Estate Securities Fund
Investment Objective
The fund has an investment objective of capital appreciation and income with approximately equal emphasis.
Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 126 of the fund's prospectus and "Alternative Purchase Arrangements" on page 52 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus Real Estate Securities Fund VIRTUS REAL ESTATE SECURITIES FUND	Class A	Class B		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	5.00%	[1]	1.00%	[1]	none
[1]	The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year. The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Real Estate Securities Fund VIRTUS REAL ESTATE SECURITIES FUND	Class A	Class B	Class C	Class I
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	1.00%	none
Other Expenses	0.48%	0.48%	0.48%	0.48%
Total Annual Fund Operating Expenses	1.48%	2.23%	2.23%	1.23%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it assumes that your shares are converted to Class A Shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Virtus Real Estate Securities Fund VIRTUS REAL ESTATE SECURITIES FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	717	1,016	1,336	2,242
Class B	626	897	1,195	2,376
Class C	326	697	1,195	2,565
Class I	125	390	676	1,489

Expense Example, No Redemption - Virtus Real Estate Securities Fund VIRTUS REAL ESTATE SECURITIES FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	717	1,016	1,336	2,242
Class B	226	697	1,195	2,376
Class C	226	697	1,195	2,565
Class I	125	390	676	1,489

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 35% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies

The fund offers exposure to the equity real estate investment trust (REITs) market utilizing a Growth at a Reasonable Price style with macroeconomic and fundamental security analysis to identify the most attractive investment candidates. The subadviser believes the value of a REIT extends beyond the value of the underlying real estate and that through fundamental research, it can uncover and exploit inefficiencies in the market.

Under normal circumstances, the fund invests at least 80% of its assets in publicly-traded REITs and companies that are principally engaged in the real estate industry. The fund concentrates its assets in the real estate industry and is non-diversified under federal securities laws.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Equity REIT Securities Risk. The risk that the value of the fund's shares will be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, and changes in the value of the underlying real estate and defaults by borrowers.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods.

>

Industry/Sector Concentration Risk. The risk that events negatively affecting real estate securities will cause the value of the fund's shares to decrease, perhaps significantly. Since the fund concentrates its assets in real estate related securities, the fund is more vulnerable to conditions that negatively affect real estate related securities as compared to a fund that does not concentrate holdings in such securities.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Non-Diversification Risk. The risk that the fund will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that each such security represents a significant portion of the fund's assets.

For a more detailed description of the above risks, see more information about "Risks Related to Principal Investment Strategies" in the prospectus.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares (includes returns of a predecessor fund)
Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q3/2009: 32.91% Worst Quarter: Q4/2008: -38.73%
Average Annual Total Returns (for the periods ended 12/31/10; includes returns of a predecessor fund)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - Virtus Real Estate Securities Fund VIRTUS REAL ESTATE SECURITIES FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	20.21%	2.00%	10.58%
Class A Return After Taxes on Distributions	19.67%	1.19%	9.27%
Class A Return After Taxes on Distributions and Sale of Fund Shares	13.10%	1.34%	8.67%
Class B	22.57%	2.43%	10.41%
Class C	26.57%	2.44%		9.57%	Jul 25, 2003
Class C S&P 500 Index				5.24%
Class C FTSE NAREIT Equity REITs Index				9.48%
Class I	27.87%			(3.48%)	Dec 28, 2006
Class I S&P 500 Index				(0.83%)
Class I FTSE NAREIT Equity REITs Index				(3.70%)
S&P 500 Index	15.06%	2.29%	1.42%
FTSE NAREIT Equity REITs Index	27.96%	3.03%	10.76%

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The FTSE NAREIT Equity REITs Index is a free-float market capitalization-weighted index measuring equity tax-qualified real estate investment trusts, which meet minimum size and liquidity criteria, that are listed on the New York Stock Exchange, the American Stock Exchange and the NASDAQ National Market System. The indexes are  calculated on a total return basis with dividends reinvested.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Virtus Senior Floating Rate Fund
Investment Objective
The fund has an investment objective of high total return from both current income and capital appreciation.
Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 126 of the fund's prospectus and "Alternative Purchase Arrangements" on page 52 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus Senior Floating Rate Fund VIRTUS SENIOR FLOATING RATE FUND	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.75%	none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Senior Floating Rate Fund VIRTUS SENIOR FLOATING RATE FUND		Class A	Class C	Class I
Management Fees		0.60%	0.60%	0.60%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%	0.02%
Remainder of Other Expenses		0.30%	0.30%	0.30%
Total Other Expenses		0.32%	0.32%	0.32%
Total Annual Fund Operating Expenses		1.17%	1.92%	0.92%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Virtus Senior Floating Rate Fund VIRTUS SENIOR FLOATING RATE FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	391	636	901	1,656
Class C	295	603	1,037	2,243
Class I	94	293	509	1,131

Expense Example, No Redemption - Virtus Senior Floating Rate Fund VIRTUS SENIOR FLOATING RATE FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	391	636	901	1,656
Class C	195	603	1,037	2,243
Class I	94	293	509	1,131

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 41% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies

The fund offers the potential for attractive total return and income by investing primarily in non-investment grade bank loans with a focus on higher quality companies within a rating tier. Using extensive credit and company analysis and monitoring, the subadviser looks for those securities with strong total return potential while maintaining an emphasis on managing risk.

Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a portfolio of senior floating rate loans ("Senior Loans"). The fund may invest up to 15% of total assets in U.S. and non-U.S. dollar denominated foreign securities and foreign Senior Loans, including Yankee bonds. The fund may purchase derivative instruments, including, but not limited to, options, futures contracts, credit-linked notes, and swaps.

The fund may borrow an amount up to 33 1/3% of it total assets (including the amount borrowed). The fund may borrow for investment purposes, to meet repurchase requests and for temporary, extraordinary or emergency purposes.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>	Borrowing Risk. The risk that the costs of borrowing may exceed the income from investments made with such leverage.

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.

>	Derivatives Risk. The risk that the fund will incur a loss greater than the fund's investment in, or will experience greater share price volatility as a result of investing in, a derivative contract.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>

High Yield-High Risk Fixed Income Securities (Junk Bonds) Risk. The risk that the issuers of high yield-high risk securities in the fund's portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund's debt securities, especially those with longer maturities, will fall.

>	Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and price beneficial to the fund.

>

Loan Participation Risk. The risk that there may not be a readily available market for loan participation interests and, in some cases, the fund may have to dispose of such securities at a substantial discount from face value. Loan participations also involve the credit risk associated with the underlying corporate borrower.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Unrated Fixed Income Securities Risk. The risk that the subadviser will be unable to accurately assess the quality of an unrated fixed income security, so that the fund invests in a security with greater risk than intended.

For a more detailed description of the above risks, see "More Information About Risks Related to Principal Investment Strategies" in the prospectus.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over the life of the fund. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares
Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q2/2009: 13.58% Worst Quarter: Q2/2010: -1.67%
Average Annual Total Returns (for the periods ended 12/31/10)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - Virtus Senior Floating Rate Fund VIRTUS SENIOR FLOATING RATE FUND	1 Year	Since Inception	Inception Date
Class A	5.96%	6.10%	Jan 31, 2008
Class A Return After Taxes on Distributions	3.29%	3.44%	Jan 31, 2008
Class A Return After Taxes on Distributions and Sale of Fund Shares	3.82%	3.61%	Jan 31, 2008
Class C	8.12%	6.33%	Jan 31, 2008
Class I	9.23%	7.36%	Jan 31, 2008
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.47%
S&P/LSTA Leveraged Loan Index	10.13%	7.15%

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total-return basis. The S&P/LSTA Leveraged Loan Index is a daily total return index that uses LSTA/LPC Mark-to-Market Pricing to calculate market value change. On a real-time basis, the Index tracks the current outstanding balance and spread over LIBOR for fully funded term loans. The facilities included in the Index represent a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001005020
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 27, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 31, 2011
Prospectus Date	rr_ProspectusDate	Jan 31, 2011
VIRTUS ALPHASECTOR ALLOCATION FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%	[1]
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.47%
Total Other Expenses	rr_OtherExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
1 Year	rr_ExpenseExampleYear01	716
3 Years	rr_ExpenseExampleYear03	1,013
5 Years	rr_ExpenseExampleYear05	1,332
10 Years	rr_ExpenseExampleYear10	2,231
1 Year	rr_ExpenseExampleNoRedemptionYear01	716
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,013
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,332
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,231
Annual Return 2004	rr_AnnualReturn2004	8.77%
Annual Return 2005	rr_AnnualReturn2005	3.48%
Annual Return 2006	rr_AnnualReturn2006	10.56%
Annual Return 2007	rr_AnnualReturn2007	6.72%
Annual Return 2008	rr_AnnualReturn2008	(26.53%)
Annual Return 2009	rr_AnnualReturn2009	22.38%
Annual Return 2010	rr_AnnualReturn2010	12.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.35%)
1 Year	rr_AverageAnnualReturnYear01	6.16%
5 Years	rr_AverageAnnualReturnYear05	2.41%
Since Inception	rr_AverageAnnualReturnSinceInception	4.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
VIRTUS ALPHASECTOR ALLOCATION FUND | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.89%
5 Years	rr_AverageAnnualReturnYear05	1.47%
Since Inception	rr_AverageAnnualReturnSinceInception	3.38%
VIRTUS ALPHASECTOR ALLOCATION FUND | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.31%
5 Years	rr_AverageAnnualReturnYear05	1.65%
Since Inception	rr_AverageAnnualReturnSinceInception	3.31%
VIRTUS ALPHASECTOR ALLOCATION FUND | Class A | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	5.51%
VIRTUS ALPHASECTOR ALLOCATION FUND | Class A | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	5.32%
VIRTUS ALPHASECTOR ALLOCATION FUND | Class A | AlphaSector Allocation Linked Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	6.01%
VIRTUS ALPHASECTOR ALLOCATION FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%	[1]
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.47%
Total Other Expenses	rr_OtherExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.22%
1 Year	rr_ExpenseExampleYear01	325
3 Years	rr_ExpenseExampleYear03	694
5 Years	rr_ExpenseExampleYear05	1,190
10 Years	rr_ExpenseExampleYear10	2,554
1 Year	rr_ExpenseExampleNoRedemptionYear01	225
3 Years	rr_ExpenseExampleNoRedemptionYear03	694
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,190
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,554
1 Year	rr_AverageAnnualReturnYear01	11.71%
5 Years	rr_AverageAnnualReturnYear05	2.85%
Since Inception	rr_AverageAnnualReturnSinceInception	4.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
VIRTUS ALPHASECTOR ALLOCATION FUND | Class C | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	5.51%
VIRTUS ALPHASECTOR ALLOCATION FUND | Class C | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	5.32%
VIRTUS ALPHASECTOR ALLOCATION FUND | Class C | AlphaSector Allocation Linked Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	6.01%
VIRTUS ALPHASECTOR ALLOCATION FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%	[1]
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.47%
Total Other Expenses	rr_OtherExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
1 Year	rr_ExpenseExampleYear01	124
3 Years	rr_ExpenseExampleYear03	387
5 Years	rr_ExpenseExampleYear05	670
10 Years	rr_ExpenseExampleYear10	1,477
1 Year	rr_ExpenseExampleNoRedemptionYear01	124
3 Years	rr_ExpenseExampleNoRedemptionYear03	387
5 Years	rr_ExpenseExampleNoRedemptionYear05	670
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,477
1 Year	rr_AverageAnnualReturnYear01	12.92%
Since Inception	rr_AverageAnnualReturnSinceInception	16.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2009
VIRTUS ALPHASECTOR ALLOCATION FUND | Class I | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	19.74%
VIRTUS ALPHASECTOR ALLOCATION FUND | Class I | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%
VIRTUS ALPHASECTOR ALLOCATION FUND | Class I | AlphaSector Allocation Linked Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	16.27%
VIRTUS ALPHASECTOR ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus AlphaSectorSM Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has an investment objective of long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 126 of the fund's prospectus and "Alternative Purchase Arrangements" on page 52 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells shares of the underlying exchange-traded funds ("ETF") (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 147% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	147.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund allocates its assets in a mix of underlying ETFs and an affiliated fixed income mutual fund, with a target allocation of approximately 75% of assets in underlying ETFs that seek to track the AlphaSectorSM Rotation Index ("ASRX"), a public index published by NASDAQ, and approximately 25% of assets in the Virtus Bond Fund. The fund may be invested in ETFs representing the nine primary sectors of the S&P 500® Index and high-quality short-term securities. The primary sectors of the S&P 500® Index represented by the ETFs are: consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology, and utilities. Allocations are based on a proprietary quantitative model that seeks to evaluate "true" trends within each sector by adjusting for market noise and changing levels of volatility in the market. The fund has the flexibility to be invested in any combination of the sector ETFs, a combination of sector ETFs and high-quality short-term securities, or 100% in high-quality short-term securities. The fund may also invest in stocks of primarily large-cap issuers. The Virtus Bond Fund invests in a diversified portfolio of primarily intermediate, high quality bonds; however, it may also invest in high-yield, high-risk fixed income securities (junk bonds).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of the underlying mutual fund and ETFs in which the fund invests. The principal risks of investing in the fund are:

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests, will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.

>

Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

>

Industry/Sector Concentration Risk. The risk that events negatively affecting an industry or market sector in which the fund focuses its investments will cause the value of the fund's shares to decrease, perhaps significantly. To the extent that the fund invests a significant portion of its portfolio in ETFs representing one or more of the primary sectors of the S&P 500® Index (such as consumer discretionary, energy, healthcare) or in an ETF representing U.S. Treasuries, the fund is more vulnerable to conditions that negatively affect such sectors as compared to a fund that is not significantly invested in such sectors.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund's debt securities, especially those with longer maturities, will fall.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Mutual Fund Investing Risk. The risk that the fund's performance will be adversely affected by the assets owned by the other mutual funds in which it invests, and that the layering of expenses associated with the fund's investment in such other funds will cost shareholders more than direct investments would have cost.

>

U.S. Government Securities Risk. The risk that U.S. Government securities in the fund's portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

For a more detailed description of the above risks, see "More Information About Risks Related to Principal Investment Strategies" in the prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over the life of the fund. The table shows how the fund's average annual returns compare to those of two broad-based securities market indexes and a composite benchmark that reflects the target allocation of the fund. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year over the life of the fund. The table shows how the fund's average annual returns compare to those of two broad-based securities market indexes and a composite benchmark that reflects the target allocation of the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-243-1574
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class A Shares (includes returns of a predecessor fund)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q2/2009: 12.34% Worst Quarter: Q4/2008: -13.35%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/10; includes returns of a predecessor fund)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The S&P 500® Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total-return basis. The AlphaSector Allocation Linked Benchmark consists of an allocation of 75% S&P 500® Index and 25% Barclays Capital U.S. Aggregate Bond Index. Prior to September 29, 2009, its performance represents an allocation consisting of 60% S&P 500® Index and 40% Barclays Capital U.S. Aggregate Bond Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

VIRTUS ALPHASECTOR ALLOCATION FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
VIRTUS ALPHASECTOR ALLOCATION FUND | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
VIRTUS ALPHASECTOR ALLOCATION FUND | AlphaSector Allocation Linked Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.31%
5 Years	rr_AverageAnnualReturnYear05	4.46%
VIRTUS ALPHASECTOR ROTATION FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[3]
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.36%
Total Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
1 Year	rr_ExpenseExampleYear01	697
3 Years	rr_ExpenseExampleYear03	955
5 Years	rr_ExpenseExampleYear05	1,232
10 Years	rr_ExpenseExampleYear10	2,021
1 Year	rr_ExpenseExampleNoRedemptionYear01	697
3 Years	rr_ExpenseExampleNoRedemptionYear03	955
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,232
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,021
Annual Return 2004	rr_AnnualReturn2004	10.26%
Annual Return 2005	rr_AnnualReturn2005	3.65%
Annual Return 2006	rr_AnnualReturn2006	13.37%
Annual Return 2007	rr_AnnualReturn2007	7.42%
Annual Return 2008	rr_AnnualReturn2008	(32.27%)
Annual Return 2009	rr_AnnualReturn2009	23.89%
Annual Return 2010	rr_AnnualReturn2010	13.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.03%)
1 Year	rr_AverageAnnualReturnYear01	7.30%
5 Years	rr_AverageAnnualReturnYear05	1.86%
Since Inception	rr_AverageAnnualReturnSinceInception	4.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
VIRTUS ALPHASECTOR ROTATION FUND | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.09%
5 Years	rr_AverageAnnualReturnYear05	1.09%
Since Inception	rr_AverageAnnualReturnSinceInception	3.57%
VIRTUS ALPHASECTOR ROTATION FUND | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.00%
5 Years	rr_AverageAnnualReturnYear05	1.37%
Since Inception	rr_AverageAnnualReturnSinceInception	3.51%
VIRTUS ALPHASECTOR ROTATION FUND | Class A | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	5.51%
VIRTUS ALPHASECTOR ROTATION FUND | Class A | AlphaSector Rotation Linked Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	6.05%
VIRTUS ALPHASECTOR ROTATION FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[3]
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.36%
Total Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%
1 Year	rr_ExpenseExampleYear01	305
3 Years	rr_ExpenseExampleYear03	634
5 Years	rr_ExpenseExampleYear05	1,088
10 Years	rr_ExpenseExampleYear10	2,348
1 Year	rr_ExpenseExampleNoRedemptionYear01	205
3 Years	rr_ExpenseExampleNoRedemptionYear03	634
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,088
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,348
1 Year	rr_AverageAnnualReturnYear01	12.90%
5 Years	rr_AverageAnnualReturnYear05	2.30%
Since Inception	rr_AverageAnnualReturnSinceInception	4.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
VIRTUS ALPHASECTOR ROTATION FUND | Class C | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	5.51%
VIRTUS ALPHASECTOR ROTATION FUND | Class C | AlphaSector Rotation Linked Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	6.05%
VIRTUS ALPHASECTOR ROTATION FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[3]
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.36%
Total Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
1 Year	rr_ExpenseExampleYear01	104
3 Years	rr_ExpenseExampleYear03	325
5 Years	rr_ExpenseExampleYear05	563
10 Years	rr_ExpenseExampleYear10	1,248
1 Year	rr_ExpenseExampleNoRedemptionYear01	104
3 Years	rr_ExpenseExampleNoRedemptionYear03	325
5 Years	rr_ExpenseExampleNoRedemptionYear05	563
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,248
1 Year	rr_AverageAnnualReturnYear01	14.11%
Since Inception	rr_AverageAnnualReturnSinceInception	18.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2009
VIRTUS ALPHASECTOR ROTATION FUND | Class I | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	19.74%
VIRTUS ALPHASECTOR ROTATION FUND | Class I | AlphaSector Rotation Linked Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	19.74%
VIRTUS ALPHASECTOR ROTATION FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus AlphaSectorSM Rotation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has an investment objective of seeking long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 126 of the fund's prospectus and "Alternative Purchase Arrangements" on page 52 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells shares of the exchange-traded funds ("ETFs") (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 245% of the value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	245.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund seeks to track the AlphaSectorSM Rotation Index ("ASRX"), a public index published by NASDAQ. The fund may be invested in ETFs representing the primary sectors of the S&P 500® Index and in high-quality short-term securities. The primary sectors of the S&P 500® Index represented by the ETFs are: consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology, and utilities. Allocations are based on a proprietary quantitative model that seeks to evaluate "true" trends within each sector by adjusting for market noise and changing levels of volatility in the market. The fund has the flexibility to be invested in any combination of the sector ETFs, a combination of sector ETFs and high-quality short-term securities, or 100% in high-quality short-term securities. The fund may also invest in stocks of primarily large-cap issuers.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of the underlying mutual fund and ETFs in which the fund invests. The principal risks of investing in the fund are:

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests, will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.

>

Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Sector Concentration Risk. The risk that events negatively affecting an industry or market sector in which the fund focuses its investments will cause the value of the fund's shares to decrease, perhaps significantly. To the extent that the fund invests a significant portion of its portfolio in ETFs representing one or more of the primary sectors of the S&P 500® Index (such as consumer discretionary, energy, healthcare) or in an ETF representing U.S. Treasuries, the fund is more vulnerable to conditions that negatively affect such sectors as compared to a fund that is not significantly invested in such sectors.

>

U.S. Government Securities Risk. The risk that U.S. Government securities in the fund's portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

For a more detailed description of the above risks, see "More Information About Risks Related to Principal Investment Strategies" in the prospectus

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over the life of the fund. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a composite benchmark.Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year over the life of the fund. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a composite benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-243-1574
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class A Shares (includes returns of a predecessor fund)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q2/2009: 14.28% Worst Quarter: Q4/2008: -17.03%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/10; includes returns of a predecessor fund)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The S&P 500® Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The AlphaSector™ Rotation Linked Benchmark consists of the S&P 500® Index. Prior to September 29, 2009, its performance represents an allocation consisting of 80% S&P 500® Index and 20% Barclays Capital U.S. Aggregate Bond Index. The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total-return basis.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

VIRTUS ALPHASECTOR ROTATION FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
VIRTUS ALPHASECTOR ROTATION FUND | AlphaSector Rotation Linked Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	3.78%
VIRTUS ALTERNATIVES DIVERSIFIER FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.47%	[4]
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.40%
Total Other Expenses	rr_OtherExpensesOverAssets	1.87%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.12%
1 Year	rr_ExpenseExampleYear01	778
3 Years	rr_ExpenseExampleYear03	1,201
5 Years	rr_ExpenseExampleYear05	1,649
10 Years	rr_ExpenseExampleYear10	2,886
1 Year	rr_ExpenseExampleNoRedemptionYear01	778
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,201
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,649
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,886
Annual Return 2006	rr_AnnualReturn2006	13.26%
Annual Return 2007	rr_AnnualReturn2007	7.34%
Annual Return 2008	rr_AnnualReturn2008	(28.88%)
Annual Return 2009	rr_AnnualReturn2009	20.68%
Annual Return 2010	rr_AnnualReturn2010	10.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.63%)
1 Year	rr_AverageAnnualReturnYear01	4.19%
5 Years	rr_AverageAnnualReturnYear05	1.69%
Since Inception	rr_AverageAnnualReturnSinceInception	1.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2005
VIRTUS ALTERNATIVES DIVERSIFIER FUND | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.73%
5 Years	rr_AverageAnnualReturnYear05	1.29%
Since Inception	rr_AverageAnnualReturnSinceInception	1.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2005
VIRTUS ALTERNATIVES DIVERSIFIER FUND | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.94%
5 Years	rr_AverageAnnualReturnYear05	1.30%
Since Inception	rr_AverageAnnualReturnSinceInception	1.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2005
VIRTUS ALTERNATIVES DIVERSIFIER FUND | Class A | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	2.26%
VIRTUS ALTERNATIVES DIVERSIFIER FUND | Class A | Composite Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	4.50%
VIRTUS ALTERNATIVES DIVERSIFIER FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.47%	[4]
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.40%
Total Other Expenses	rr_OtherExpensesOverAssets	1.87%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.87%
1 Year	rr_ExpenseExampleYear01	390
3 Years	rr_ExpenseExampleYear03	889
5 Years	rr_ExpenseExampleYear05	1,513
10 Years	rr_ExpenseExampleYear10	3,195
1 Year	rr_ExpenseExampleNoRedemptionYear01	290
3 Years	rr_ExpenseExampleNoRedemptionYear03	889
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,513
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,195
1 Year	rr_AverageAnnualReturnYear01	9.70%
5 Years	rr_AverageAnnualReturnYear05	2.13%
Since Inception	rr_AverageAnnualReturnSinceInception	2.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2005
VIRTUS ALTERNATIVES DIVERSIFIER FUND | Class C | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	2.26%
VIRTUS ALTERNATIVES DIVERSIFIER FUND | Class C | Composite Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	4.50%
VIRTUS ALTERNATIVES DIVERSIFIER FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.47%	[4]
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.40%
Total Other Expenses	rr_OtherExpensesOverAssets	1.87%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%
1 Year	rr_ExpenseExampleYear01	190
3 Years	rr_ExpenseExampleYear03	588
5 Years	rr_ExpenseExampleYear05	1,011
10 Years	rr_ExpenseExampleYear10	2,190
1 Year	rr_ExpenseExampleNoRedemptionYear01	190
3 Years	rr_ExpenseExampleNoRedemptionYear03	588
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,011
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,190
1 Year	rr_AverageAnnualReturnYear01	10.84%
Since Inception	rr_AverageAnnualReturnSinceInception	14.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2009
VIRTUS ALTERNATIVES DIVERSIFIER FUND | Class I | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	19.74%
VIRTUS ALTERNATIVES DIVERSIFIER FUND | Class I | Composite Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	13.45%
VIRTUS ALTERNATIVES DIVERSIFIER FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Alternatives Diversifier Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund is a fund of funds that has an investment objective of long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 126 of the fund's prospectus and "Alternative Purchase Arrangements" on page 52 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells shares of the underlying exchange-traded funds ("ETFs") (or "turns over" its portfolio). The fund does not pay transaction costs when it buys and sells shares of the underlying mutual funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 4% of the value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund seeks to achieve its objective by investing its assets in a mix of underlying affiliated mutual funds and ETFs (collectively, "underlying funds"). The fund emphasizes low correlating asset classes in order to help reduce volatility and increase return potential. Applying an innovative, institutional-level approach to investing, the fund invests in a diversified portfolio of alternative asset classes including global real estate, global infrastructure, market neutral, natural resources, commodities, currencies, and floating rate securities. Among the underlying funds in which the fund invests are equity funds that invest principally in equity securities of issuers of any capitalization, including those of foreign issuers, including emerging markets issuers.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of the underlying funds in which the fund invests. The principal risks of investing in the fund are:

>	Affiliated Fund Risk. The risk that the adviser's authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest.

>

Allocation Risk. The risk that the fund's exposure to equities and fixed income securities, or to different asset classes, may vary from the intended allocation or may not be optimum for market conditions at a given time.

>

Fund of Funds Risk. The risk that the underlying funds in which the fund invests will expose the fund to negative performance and additional expenses associated with investment in such funds, and increased volatility.

The principal risks attributable to the underlying funds in which the fund invests are:

>	Borrowing Risk. The risk that the costs of borrowing may exceed the income from investments made with such leverage.

>

Commodity Risk. The risk that investments in commodities or commodity-linked instruments will subject the fund's portfolio to volatility that may also deviate from price movements in equity and fixed income securities.

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.

>	Derivatives Risk. The risk that the fund will incur a loss greater than the fund's investment in, or will experience greater share price volatility as a result of investing in, a derivative contract.

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Equity REIT Securities Risk. The risk that the value of the fund's shares will be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, and changes in the value of the underlying real estate and defaults by borrowers.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods.

>

Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>

High Yield-High Risk Fixed Income Securities Risk. The risk that the issuers of high yield-high risk securities in the fund's portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>	Income Risk. The risk that income received from the fund will vary widely over the short- and long-term.

>

Industry/Sector Concentration Risk. The risk that events negatively affecting an industry or market sector in which a fund focuses its investments will cause the value of the fund's shares to decrease, perhaps significantly.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund's debt securities, especially those with longer maturities, will fall.

>	Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and price beneficial to the fund.

>

Market Volatility Risk. The value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Master Limited Partnership ("MLP") Risk. The risk that the fund's investments in MLP units will be negatively impacted by tax law changes, regulatory developments or other factors affecting the MLP's underlying assets.

>

Non-Diversification Risk. The risk that the fund will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that each such security represents a significant portion of the fund's assets.

>

Preferred Stock. The risk that a preferred stock will decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status, or that such stock may be illiquid.

>	Short Sales Risk. The risk that a fund may experience a loss if the price of a borrowed security increases between the date of a short sale and the date on which the fund replaces the security.

>

Unrated Fixed Income Securities Risk. The risk that the subadviser will be unable to accurately assess the quality of an unrated fixed income security, so that the fund invests in a security with greater risk than intended.

For a more detailed description of the above risks, see "More Information About Risks Related to Principal Investment Strategies" in the prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The risk that the fund will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that each such security represents a significant portion of the fund's assets.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over the life of the fund. The table shows how the fund's average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year over the life of the fund. The table shows how the fund's average annual returns compare to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-243-1574
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class A Shares (includes returns of a predecessor fund)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q2/2009: 12.30% Worst Quarter: Q4/2008: -21.63%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/10; includes returns of a predecessor fund)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The Alternatives Diversifier Composite consists of: HFRX Equity Market Neutral Index (20%), UBS Global Investors (Real Estate) Index (20%), Global Infrastructure, represented by the MSCI World Infrastructure Sector Capped Index (since 9/1/2008) (15%), S&P North American Natural Resources Sector Index (10%), Deutsche Bank Liquid Commodity Index (15%), Deutsche Bank G10 Currency Harvest Index (10%) and Credit Suisse Leveraged Loan Index (10%). Prior to 9/1/2008, the Global Infrastructure component was represented by a mix of MSCI US Utilities Index (65%), MSCI World Telecom Services Index (20%) and MSCI World ex US Utilities Index (15%). The indices are unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

VIRTUS ALTERNATIVES DIVERSIFIER FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
VIRTUS ALTERNATIVES DIVERSIFIER FUND | Composite Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.85%
5 Years	rr_AverageAnnualReturnYear05	4.24%
VIRTUS BOND FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
1 Year	rr_ExpenseExampleYear01	472
3 Years	rr_ExpenseExampleYear03	678
5 Years	rr_ExpenseExampleYear05	902
10 Years	rr_ExpenseExampleYear10	1,543
1 Year	rr_ExpenseExampleNoRedemptionYear01	472
3 Years	rr_ExpenseExampleNoRedemptionYear03	678
5 Years	rr_ExpenseExampleNoRedemptionYear05	902
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,543
Annual Return 2001	rr_AnnualReturn2001	5.41%
Annual Return 2002	rr_AnnualReturn2002	9.20%
Annual Return 2003	rr_AnnualReturn2003	6.79%
Annual Return 2004	rr_AnnualReturn2004	4.23%
Annual Return 2005	rr_AnnualReturn2005	1.72%
Annual Return 2006	rr_AnnualReturn2006	4.35%
Annual Return 2007	rr_AnnualReturn2007	5.03%
Annual Return 2008	rr_AnnualReturn2008	(0.55%)
Annual Return 2009	rr_AnnualReturn2009	11.93%
Annual Return 2010	rr_AnnualReturn2010	8.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.36%)
1 Year	rr_AverageAnnualReturnYear01	4.51%
5 Years	rr_AverageAnnualReturnYear05	4.98%
10 Years	rr_AverageAnnualReturnYear10	5.21%
VIRTUS BOND FUND | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.94%
5 Years	rr_AverageAnnualReturnYear05	3.42%
10 Years	rr_AverageAnnualReturnYear10	3.48%
VIRTUS BOND FUND | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.90%
5 Years	rr_AverageAnnualReturnYear05	3.32%
10 Years	rr_AverageAnnualReturnYear10	3.41%
VIRTUS BOND FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[5]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
1 Year	rr_ExpenseExampleYear01	577
3 Years	rr_ExpenseExampleYear03	748
5 Years	rr_ExpenseExampleYear05	944
10 Years	rr_ExpenseExampleYear10	1,853
1 Year	rr_ExpenseExampleNoRedemptionYear01	177
3 Years	rr_ExpenseExampleNoRedemptionYear03	548
5 Years	rr_ExpenseExampleNoRedemptionYear05	944
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,853
1 Year	rr_AverageAnnualReturnYear01	3.73%
5 Years	rr_AverageAnnualReturnYear05	4.98%
10 Years	rr_AverageAnnualReturnYear10	4.81%
VIRTUS BOND FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
1 Year	rr_ExpenseExampleYear01	277
3 Years	rr_ExpenseExampleYear03	548
5 Years	rr_ExpenseExampleYear05	944
10 Years	rr_ExpenseExampleYear10	2,052
1 Year	rr_ExpenseExampleNoRedemptionYear01	177
3 Years	rr_ExpenseExampleNoRedemptionYear03	548
5 Years	rr_ExpenseExampleNoRedemptionYear05	944
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,052
1 Year	rr_AverageAnnualReturnYear01	7.81%
5 Years	rr_AverageAnnualReturnYear05	5.01%
10 Years	rr_AverageAnnualReturnYear10	4.82%
VIRTUS BOND FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
1 Year	rr_ExpenseExampleYear01	76
3 Years	rr_ExpenseExampleYear03	237
5 Years	rr_ExpenseExampleYear05	411
10 Years	rr_ExpenseExampleYear10	918
1 Year	rr_ExpenseExampleNoRedemptionYear01	76
3 Years	rr_ExpenseExampleNoRedemptionYear03	237
5 Years	rr_ExpenseExampleNoRedemptionYear05	411
10 Years	rr_ExpenseExampleNoRedemptionYear10	918
1 Year	rr_AverageAnnualReturnYear01	8.92%
5 Years	rr_AverageAnnualReturnYear05	6.05%
10 Years	rr_AverageAnnualReturnYear10	5.90%
VIRTUS BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has an investment objective of high total return from both current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 126 of the fund's prospectus and "Alternative Purchase Arrangements" on page 52 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 160% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	160.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it assumes that your shares are converted to Class A Shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund seeks high total return by investing in a diversified portfolio of primarily intermediate, high quality bonds including corporate, mortgage and asset-backed securities. The fund employs a value-oriented approach seeking to capitalize on individual issues and sectors that appear to offer the best value. It also seeks to add value through interest rate anticipation and by capitalizing on trading opportunities. Under normal circumstances, the fund invests at least 80% of its assets in bonds. The fund may also invest in high yield-high risk fixed income securities (junk bonds).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

 >             Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.

 >             High Yield-High Risk Securities (Junk Bonds) Risk. The risk that the issuers of high yield-high risk securities in the fund's portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

 >             Interest Rate Risk. The risk that when interest rates rise, the values of the fund's debt securities, especially those with longer maturities, will fall.

 >             Long-Term Maturities/Durations Risk. The risk of greater price fluctuations than would be associated with securities having shorter maturities or durations.

 >             Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

 >             Mortgage-Backed and Asset-Backed Securities Risk. The risk that the impairment of the value of collateral underlying a mortgage-backed or asset-backed security, such as due to non-payment of loans, will result in a reduction in the value of such security.

 >             U.S. Government Securities Risk. The risk that the impairment of the value of collateral underlying a mortgage-backed or asset-backed security, such as due to non-payment of loans, will result in a reduction in the value of such security.

For a more detailed description of the above risks, see "More Information About Risks Related to Principal Investment Strategies" in the fund's prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-243-1574
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class A Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q2/2009: 5.51% Worst Quarter: Q2/2004: -2.36%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/10)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

VIRTUS BOND FUND | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
VIRTUS CA TAX-EXEMPT BOND FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
1 Year	rr_ExpenseExampleYear01	377
3 Years	rr_ExpenseExampleYear03	594
5 Years	rr_ExpenseExampleYear05	828
10 Years	rr_ExpenseExampleYear10	1,500
1 Year	rr_ExpenseExampleNoRedemptionYear01	377
3 Years	rr_ExpenseExampleNoRedemptionYear03	594
5 Years	rr_ExpenseExampleNoRedemptionYear05	828
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,500
Annual Return 2001	rr_AnnualReturn2001	3.41%
Annual Return 2002	rr_AnnualReturn2002	9.00%
Annual Return 2003	rr_AnnualReturn2003	4.00%
Annual Return 2004	rr_AnnualReturn2004	3.57%
Annual Return 2005	rr_AnnualReturn2005	2.37%
Annual Return 2006	rr_AnnualReturn2006	4.16%
Annual Return 2007	rr_AnnualReturn2007	2.36%
Annual Return 2008	rr_AnnualReturn2008	(4.06%)
Annual Return 2009	rr_AnnualReturn2009	11.05%
Annual Return 2010	rr_AnnualReturn2010	1.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.63%)
1 Year	rr_AverageAnnualReturnYear01	(1.16%)
5 Years	rr_AverageAnnualReturnYear05	2.34%
10 Years	rr_AverageAnnualReturnYear10	3.39%
Since Inception	rr_AverageAnnualReturnSinceInception
VIRTUS CA TAX-EXEMPT BOND FUND | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.16%)
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	3.22%
Since Inception	rr_AverageAnnualReturnSinceInception
VIRTUS CA TAX-EXEMPT BOND FUND | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.62%
5 Years	rr_AverageAnnualReturnYear05	2.55%
10 Years	rr_AverageAnnualReturnYear10	3.39%
Since Inception	rr_AverageAnnualReturnSinceInception
VIRTUS CA TAX-EXEMPT BOND FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
1 Year	rr_ExpenseExampleYear01	80
3 Years	rr_ExpenseExampleYear03	249
5 Years	rr_ExpenseExampleYear05	433
10 Years	rr_ExpenseExampleYear10	966
1 Year	rr_ExpenseExampleNoRedemptionYear01	80
3 Years	rr_ExpenseExampleNoRedemptionYear03	249
5 Years	rr_ExpenseExampleNoRedemptionYear05	433
10 Years	rr_ExpenseExampleNoRedemptionYear10	966
1 Year	rr_AverageAnnualReturnYear01	1.89%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 29, 2006
VIRTUS CA TAX-EXEMPT BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus CA Tax-Exempt Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The fund has an investment objective to obtain a high level of current income exempt from California state and local income taxes, as well as federal income tax, consistent with the preservation of capital.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 126 of the fund's prospectus and "Alternative Purchase Arrangements" on page 52 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund seeks current income free from federal and state income taxes by investing in municipal bonds issued in the state of California. The management team focuses on high quality California tax-exempt municipal bonds, gauging the value of a security by issue type, credit quality, and bond structure.

Under normal circumstances, as a matter of fundamental policy, the fund invests at least 80% of its assets in bonds, the income from which is exempt from California state income tax and federal income tax, and may invest 100% of its assets in such securities. The portion of the fund's assets not invested in tax-exempt securities may be invested in taxable fixed income securities. Income from these investments may be subject to federal, state and local taxes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>              Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.

>              Geographic Concentration Risk. The risk that events negatively affecting the fiscal stability of California will cause the value of the fund's shares to decrease, perhaps significantly. Since the fund concentrates its assets in California issuers, the fund is more vulnerable to financial, economic or other political developments in California as compared to a fund that does not concentrate holdings in California.

>              Interest Rate Risk. The risk that when interest rates rise, the values of the fund's debt securities, especially those with longer maturities, will fall.

>              Long-Term Maturities/Durations Risk. The risk of greater price fluctuations than would be associated with securities having shorter maturities or durations.

>              Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>              Municipal Bond Market Risk. The risk that events negatively impacting a particular municipal security, or the municipal bond market in general, will cause the fund's investments to decrease in value.

>              Tax-Exempt Securities Risk. The risk that tax-exempt securities may not provide a higher after-tax return than taxable securities.

>              Unrated Securities Risk. The risk that the subadviser will be unable to accurately assess the quality of an unrated fixed income security, so that the fund invests in a security with greater risk than intended.

For a more detailed description of the above risks, see "More Information About Risks Related to Principal Investment Strategies" in the prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-243-1574
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class A Shares (includes returns of a predecessor fund)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q3/2009: 8.13% Worst Quarter: Q4/2010: -4.63%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/10; includes returns of a predecessor fund)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The Barclays Capital California Municipal Bond Index measures long term investment grade, tax-exempt and fixed rate bonds issued in California. The indexes are calculated on a total return basis.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

VIRTUS CA TAX-EXEMPT BOND FUND | Barclays Capital California Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.97%
5 Years	rr_AverageAnnualReturnYear05	3.67%
10 Years	rr_AverageAnnualReturnYear10	4.64%
Since Inception	rr_AverageAnnualReturnSinceInception	3.39%
VIRTUS CA TAX-EXEMPT BOND FUND | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.09%
VIRTUS FOREIGN OPPORTUNITIES FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
1 Year	rr_ExpenseExampleYear01	716
3 Years	rr_ExpenseExampleYear03	1,013
5 Years	rr_ExpenseExampleYear05	1,332
10 Years	rr_ExpenseExampleYear10	2,231
1 Year	rr_ExpenseExampleNoRedemptionYear01	716
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,013
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,332
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,231
Annual Return 2001	rr_AnnualReturn2001	(29.17%)
Annual Return 2002	rr_AnnualReturn2002	(7.92%)
Annual Return 2003	rr_AnnualReturn2003	30.16%
Annual Return 2004	rr_AnnualReturn2004	28.23%
Annual Return 2005	rr_AnnualReturn2005	16.35%
Annual Return 2006	rr_AnnualReturn2006	29.30%
Annual Return 2007	rr_AnnualReturn2007	18.96%
Annual Return 2008	rr_AnnualReturn2008	(41.92%)
Annual Return 2009	rr_AnnualReturn2009	22.34%
Annual Return 2010	rr_AnnualReturn2010	12.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2004
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.26%)
1 Year	rr_AverageAnnualReturnYear01	6.14%
5 Years	rr_AverageAnnualReturnYear05	3.01%
10 Years	rr_AverageAnnualReturnYear10	3.92%
VIRTUS FOREIGN OPPORTUNITIES FUND | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.19%
5 Years	rr_AverageAnnualReturnYear05	2.87%
10 Years	rr_AverageAnnualReturnYear10	3.53%
VIRTUS FOREIGN OPPORTUNITIES FUND | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.60%
5 Years	rr_AverageAnnualReturnYear05	2.74%
10 Years	rr_AverageAnnualReturnYear10	3.35%
VIRTUS FOREIGN OPPORTUNITIES FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.22%
1 Year	rr_ExpenseExampleYear01	325
3 Years	rr_ExpenseExampleYear03	694
5 Years	rr_ExpenseExampleYear05	1,190
10 Years	rr_ExpenseExampleYear10	2,554
1 Year	rr_ExpenseExampleNoRedemptionYear01	225
3 Years	rr_ExpenseExampleNoRedemptionYear03	694
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,190
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,554
1 Year	rr_AverageAnnualReturnYear01	11.80%
5 Years	rr_AverageAnnualReturnYear05	3.45%
Since Inception	rr_AverageAnnualReturnSinceInception	9.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 10, 2003
VIRTUS FOREIGN OPPORTUNITIES FUND | Class C | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	5.10%
VIRTUS FOREIGN OPPORTUNITIES FUND | Class C | Morgan Stanley Capital International EAFE Index (Net) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	7.58%
VIRTUS FOREIGN OPPORTUNITIES FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
1 Year	rr_ExpenseExampleYear01	124
3 Years	rr_ExpenseExampleYear03	387
5 Years	rr_ExpenseExampleYear05	670
10 Years	rr_ExpenseExampleYear10	1,477
1 Year	rr_ExpenseExampleNoRedemptionYear01	124
3 Years	rr_ExpenseExampleNoRedemptionYear03	387
5 Years	rr_ExpenseExampleNoRedemptionYear05	670
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,477
1 Year	rr_AverageAnnualReturnYear01	12.96%
Since Inception	rr_AverageAnnualReturnSinceInception	2.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
VIRTUS FOREIGN OPPORTUNITIES FUND | Class I | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	1.52%
VIRTUS FOREIGN OPPORTUNITIES FUND | Class I | Morgan Stanley Capital International EAFE Index (Net) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	(0.39%)
VIRTUS FOREIGN OPPORTUNITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Foreign Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has an investment objective of long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 126 of the fund's prospectus and "Alternative Purchase Arrangements" on page 52 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This fund offers access to high-quality international companies. The securities selected for inclusion in the fund are those that in the opinion of the subadviser are well-managed businesses with consistent operating histories and financial performance that have favorable long-term economic prospects and, in most cases, generate free cash flow. Over full market cycles, the investment style is designed with the objective of capturing part of the up market cycles and may offer protection in down market cycles.

Under normal circumstances, at least 80% of the fund's assets are invested in equity securities or equity-linked instruments of issuers located outside the United States, including issuers in emerging markets countries. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Equity-Linked Instruments Risk. The risk that, in addition to market risk and other risks of the referenced equity security, the fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also subject the fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of the fund's investment.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

For a more detailed description of the above risks, see "More Information About Risks Related to Principal Investment Strategies" in the prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-243-1574
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class A Shares (includes returns of a predecessor fund)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q4/2004: 19.15% Worst Quarter: Q3/2008: -19.26%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/10; includes returns of a predecessor fund)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The MSCI EAFE® Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The indexes are calculated on a total return basis with net dividends reinvested.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

VIRTUS FOREIGN OPPORTUNITIES FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.42%
VIRTUS FOREIGN OPPORTUNITIES FUND | Morgan Stanley Capital International EAFE Index (Net) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	3.50%
VIRTUS GLOBAL INFRASTRUCTURE FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
1 Year	rr_ExpenseExampleYear01	703
3 Years	rr_ExpenseExampleYear03	972
5 Years	rr_ExpenseExampleYear05	1,262
10 Years	rr_ExpenseExampleYear10	2,084
1 Year	rr_ExpenseExampleNoRedemptionYear01	703
3 Years	rr_ExpenseExampleNoRedemptionYear03	972
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,262
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,084
Annual Return 2005	rr_AnnualReturn2005	5.52%
Annual Return 2006	rr_AnnualReturn2006	28.00%
Annual Return 2007	rr_AnnualReturn2007	21.54%
Annual Return 2008	rr_AnnualReturn2008	(31.02%)
Annual Return 2009	rr_AnnualReturn2009	16.16%
Annual Return 2010	rr_AnnualReturn2010	8.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.55%)
1 Year	rr_AverageAnnualReturnYear01	2.12%
5 Years	rr_AverageAnnualReturnYear05	4.95%
Since Inception	rr_AverageAnnualReturnSinceInception	5.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2004
VIRTUS GLOBAL INFRASTRUCTURE FUND | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.28%
5 Years	rr_AverageAnnualReturnYear05	4.63%
Since Inception	rr_AverageAnnualReturnSinceInception	4.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2004
VIRTUS GLOBAL INFRASTRUCTURE FUND | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.51%
5 Years	rr_AverageAnnualReturnYear05	4.54%
Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2004
VIRTUS GLOBAL INFRASTRUCTURE FUND | Class A | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	2.74%
VIRTUS GLOBAL INFRASTRUCTURE FUND | Class A | Global Infrastructure Linked Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	6.09%
VIRTUS GLOBAL INFRASTRUCTURE FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%
1 Year	rr_ExpenseExampleYear01	311
3 Years	rr_ExpenseExampleYear03	652
5 Years	rr_ExpenseExampleYear05	1,119
10 Years	rr_ExpenseExampleYear10	2,410
1 Year	rr_ExpenseExampleNoRedemptionYear01	211
3 Years	rr_ExpenseExampleNoRedemptionYear03	652
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,119
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,410
1 Year	rr_AverageAnnualReturnYear01	7.47%
5 Years	rr_AverageAnnualReturnYear05	5.40%
Since Inception	rr_AverageAnnualReturnSinceInception	5.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2004
VIRTUS GLOBAL INFRASTRUCTURE FUND | Class C | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	2.74%
VIRTUS GLOBAL INFRASTRUCTURE FUND | Class C | Global Infrastructure Linked Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	6.09%
VIRTUS GLOBAL INFRASTRUCTURE FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
1 Year	rr_ExpenseExampleYear01	110
3 Years	rr_ExpenseExampleYear03	343
5 Years	rr_ExpenseExampleYear05	595
10 Years	rr_ExpenseExampleYear10	1,317
1 Year	rr_ExpenseExampleNoRedemptionYear01	110
3 Years	rr_ExpenseExampleNoRedemptionYear03	343
5 Years	rr_ExpenseExampleNoRedemptionYear05	595
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,317
1 Year	rr_AverageAnnualReturnYear01	8.60%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.29%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 6, 2008
VIRTUS GLOBAL INFRASTRUCTURE FUND | Class I | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	(0.78%)
VIRTUS GLOBAL INFRASTRUCTURE FUND | Class I | Global Infrastructure Linked Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	(4.84%)
VIRTUS GLOBAL INFRASTRUCTURE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Global Infrastructure Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has an investment objective of seeking both capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 126 of the fund's prospectus and "Alternative Purchase Arrangements" on page 52 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests globally in infrastructure companies involved in the energy, utility, transportation, and communications industries. Infrastructure companies are believed by the subadviser to exhibit attractive risk/return characteristics, offer moderate-to-high income and moderate growth, and are defensive in nature.

Under normal market conditions, the fund invests at least 80% of its assets in the equity securities of infrastructure companies that are located in three or more countries, one of which will be the United States. Under normal market conditions, the fund will invest at least 25% of its assets in securities of U.S. issuers. As of December 31, 2010, the fund was invested in issuers representing approximately 13 different countries. Although the fund concentrates its investments in infrastructure companies, it may invest up to 20% of its assets in securities of issuers that are not infrastructure companies, including stocks, debt obligations, money market securities and money market mutual funds, as well as certain derivative instruments. To the extent the fund purchases non-infrastructure stocks, they may be of issuers of any capitalization. When investing in debt obligations, the fund will invest primarily in investment grade debt obligations, although it may invest in high-yield, high-risk fixed income securities (junk bonds).

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the fund invests at least 80% of its assets in the equity securities of infrastructure companies that are located in three or more countries, one of which will be the United States.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.

>	Derivatives Risk. The risk that the fund will incur a loss greater than the fund's investment in, or will experience greater share price volatility as a result of investing in, a derivative contract.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>	Income Risk. The risk that income received from the fund will vary widely over the short- and long-term.

>

Industry/Sector Concentration Risk. The risk that events negatively affecting infrastructure companies will cause the value of the fund's shares to decrease, perhaps significantly. Since the fund concentrates its assets in infrastructure companies, the fund is more vulnerable to conditions that negatively affect infrastructure companies as compared to a fund that does not concentrate holdings in such companies.

>

Infrastructure Related Investment Risk. The risk that conditions negatively impacting the business or operations of the infrastructure companies in which the fund invests will cause the value of the fund's shares to decrease.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund's debt securities, especially those with longer maturities, will fall.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>	Master Limited Partnership ("MLP") Risk. The risk that the fund's investments in MLP units will be negatively impacted by tax law changes, regulatory developments or other factors affecting the MLPs.

>

Preferred Stock Risk. The risk that a preferred stock will decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status, or that such stock may be illiquid.

For a more detailed description of the above risks, see "More Information About Risks Related to Principal Investment Strategies" in the fund's prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over the life of the fund. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and with a "composite" benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year over the life of the fund. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and with a "composite" benchmark that reflects the market sectors in which the fund invests.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-243-1574
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class A Shares (includes returns of a predecessor fund)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q3/2010: 16.39% Worst Quarter: Q3/2008: -16.55%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/10; includes returns of a predecessor fund)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The S&P 500® Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies and is provided for general comparative purposes. The index is calculated on a total-return basis with dividends reinvested. The Global Infrastructure Linked Benchmark consists of the MSCI World Infrastructure Sector Capped Index. This is a market capitalization weighted index that measures performance of global infrastructure companies by capturing broad and diversified opportunities across telecommunication, utilities, energy, transportation and social infrastructure sectors. The telecommunication infrastructure and utilities sector each represent one-third of the index weight, while energy, transportation and social infrastructure sectors have a combined weight of the remaining one-third of the index. Performance of the Global Infrastructure Linked Benchmark prior to September 1, 2008 represents an allocation consisting of 65% MSCI USA/Utilities Index, 20% MSCI World Telecom Services Index, and 15% MSCI World ex USA/Utilities Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

VIRTUS GLOBAL INFRASTRUCTURE FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
VIRTUS GLOBAL INFRASTRUCTURE FUND | Global Infrastructure Linked Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.60%
5 Years	rr_AverageAnnualReturnYear05	5.22%
VIRTUS GLOBAL OPPORTUNITIES FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
1 Year	rr_ExpenseExampleYear01	734
3 Years	rr_ExpenseExampleYear03	1,068
5 Years	rr_ExpenseExampleYear05	1,425
10 Years	rr_ExpenseExampleYear10	2,427
1 Year	rr_ExpenseExampleNoRedemptionYear01	734
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,068
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,425
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,427
Annual Return 2001	rr_AnnualReturn2001	(21.41%)
Annual Return 2002	rr_AnnualReturn2002	(17.59%)
Annual Return 2003	rr_AnnualReturn2003	26.89%
Annual Return 2004	rr_AnnualReturn2004	15.80%
Annual Return 2005	rr_AnnualReturn2005	8.63%
Annual Return 2006	rr_AnnualReturn2006	21.29%
Annual Return 2007	rr_AnnualReturn2007	8.55%
Annual Return 2008	rr_AnnualReturn2008	(43.05%)
Annual Return 2009	rr_AnnualReturn2009	17.03%
Annual Return 2010	rr_AnnualReturn2010	16.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.92%)
1 Year	rr_AverageAnnualReturnYear01	9.34%
5 Years	rr_AverageAnnualReturnYear05	(0.82%)
10 Years	rr_AverageAnnualReturnYear10	(0.08%)
VIRTUS GLOBAL OPPORTUNITIES FUND | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.18%
5 Years	rr_AverageAnnualReturnYear05	(1.07%)
10 Years	rr_AverageAnnualReturnYear10	(0.26%)
VIRTUS GLOBAL OPPORTUNITIES FUND | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.28%
5 Years	rr_AverageAnnualReturnYear05	(0.48%)
10 Years	rr_AverageAnnualReturnYear10	0.03%
VIRTUS GLOBAL OPPORTUNITIES FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[5]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.41%
1 Year	rr_ExpenseExampleYear01	644
3 Years	rr_ExpenseExampleYear03	951
5 Years	rr_ExpenseExampleYear05	1,285
10 Years	rr_ExpenseExampleYear10	2,561
1 Year	rr_ExpenseExampleNoRedemptionYear01	244
3 Years	rr_ExpenseExampleNoRedemptionYear03	751
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,285
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,561
1 Year	rr_AverageAnnualReturnYear01	11.18%
5 Years	rr_AverageAnnualReturnYear05	(0.37%)
10 Years	rr_AverageAnnualReturnYear10	(0.23%)
VIRTUS GLOBAL OPPORTUNITIES FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.41%
1 Year	rr_ExpenseExampleYear01	344
3 Years	rr_ExpenseExampleYear03	751
5 Years	rr_ExpenseExampleYear05	1,285
10 Years	rr_ExpenseExampleYear10	2,746
1 Year	rr_ExpenseExampleNoRedemptionYear01	244
3 Years	rr_ExpenseExampleNoRedemptionYear03	751
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,285
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,746
1 Year	rr_AverageAnnualReturnYear01	15.09%
5 Years	rr_AverageAnnualReturnYear05	(0.39%)
10 Years	rr_AverageAnnualReturnYear10	(0.25%)
VIRTUS GLOBAL OPPORTUNITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Global Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has an investment objective of long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 126 of the fund's prospectus and "Alternative Purchase Arrangements" on page 52 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 78% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it assumes that your shares are converted to Class A Shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This fund seeks to provide investors with exposure to high-quality global companies. The securities selected for inclusion in the fund are those believed by the subadviser to be well-managed businesses with consistent operating histories and financial performance that have favorable long-term economic prospects and, in most cases, generate free cash flow. Over full market cycles, the investment style is designed with the objective of capturing part of the up market cycles and may offer protection in down market cycles.

Under normal circumstances, the fund invests in equity securities or equity-linked instruments of issuers located throughout the world, including issuers in emerging markets countries and issuers in the United States. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. As of December 31, 2010, the fund was invested in issuers representing approximately 12 different countries.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Equity-Linked Instruments Risk. The risk that, in addition to market risk and other risks of the referenced equity security, the fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also subject the fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of the fund's investment.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods.

>	Growth Stocks Risk. The risk that the fund will underperform when growth investing is out of favor or that the fund's investments will not appreciate as anticipated.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

For a more detailed description of the above risks, see "More Information About Risks Related to Principal Investment Strategies" in the prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-243-1574
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class A Shares (includes returns of a predecessor fund)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q2/2003: 19.07% Worst Quarter: Q4/2008: -20.92%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/10; includes returns of a predecessor fund)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The S&P 500® Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The fund's adviser has determined that the MSCI All Country World Index (net) provides a better performance comparison for the fund since it includes emerging markets countries, which are excluded from the MSCI World Index, the fund's previous style-specific benchmark. The MSCI WorldSM Index (net), the fund's previous style-specific benchmark, is a free float-adjusted market capitalization-weighted index that measures developed global market equity performance. The MSCI indexes are calculated on a total return basis with net dividends reinvested.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

VIRTUS GLOBAL OPPORTUNITIES FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.42%
VIRTUS GLOBAL OPPORTUNITIES FUND | MSCI ACWI Index (Net) (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.67%
5 Years	rr_AverageAnnualReturnYear05	3.44%
10 Years	rr_AverageAnnualReturnYear10	3.20%
VIRTUS GLOBAL OPPORTUNITIES FUND | MSCI WorldSM Index (Net) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.76%
5 Years	rr_AverageAnnualReturnYear05	2.43%
10 Years	rr_AverageAnnualReturnYear10	2.31%
Virtus Global Real Estate Securities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	2.97%
Total Other Expenses	rr_OtherExpensesOverAssets	2.98%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.08%
1 Year	rr_ExpenseExampleYear01	961
3 Years	rr_ExpenseExampleYear03	1,745
5 Years	rr_ExpenseExampleYear05	2,542
10 Years	rr_ExpenseExampleYear10	4,602
1 Year	rr_ExpenseExampleNoRedemptionYear01	961
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,745
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,542
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,602
Annual Return 2010	rr_AnnualReturn2010	23.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.13%)
1 Year	rr_AverageAnnualReturnYear01	16.01%
Since Inception	rr_AverageAnnualReturnSinceInception	55.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 2009
Virtus Global Real Estate Securities Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.31%
Since Inception	rr_AverageAnnualReturnSinceInception	50.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 2009
Virtus Global Real Estate Securities Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.92%
Since Inception	rr_AverageAnnualReturnSinceInception	45.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 2009
Virtus Global Real Estate Securities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	2.97%
Total Other Expenses	rr_OtherExpensesOverAssets	2.98%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.83%
1 Year	rr_ExpenseExampleYear01	583
3 Years	rr_ExpenseExampleYear03	1,453
5 Years	rr_ExpenseExampleYear05	2,425
10 Years	rr_ExpenseExampleYear10	4,871
1 Year	rr_ExpenseExampleNoRedemptionYear01	483
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,453
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,425
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,871
1 Year	rr_AverageAnnualReturnYear01	22.12%
Since Inception	rr_AverageAnnualReturnSinceInception	59.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 2009
Virtus Global Real Estate Securities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	2.97%
Total Other Expenses	rr_OtherExpensesOverAssets	2.98%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.83%
1 Year	rr_ExpenseExampleYear01	385
3 Years	rr_ExpenseExampleYear03	1,169
5 Years	rr_ExpenseExampleYear05	1,972
10 Years	rr_ExpenseExampleYear10	4,062
1 Year	rr_ExpenseExampleNoRedemptionYear01	385
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,169
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,972
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,062
1 Year	rr_AverageAnnualReturnYear01	23.41%
Since Inception	rr_AverageAnnualReturnSinceInception	60.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 2009
Virtus Global Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Global Real Estate Securities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has a primary investment objective of long-term capital appreciation,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary investment objective of income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 126 of the fund's prospectus and "Alternative Purchase Arrangements" on page 52 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund provides global exposure to the real estate securities market, focusing exclusively on companies with a rental business profile. Rental companies derive 70% or more of total revenue from rental income and are most similar in business profile to U.S. real estate investment trusts ("REITs").

Under normal circumstances, the fund invests at least 80% of its assets in equity securities issued by U.S. and non-U.S companies of any capitalization that are principally engaged in the real estate industry, including common stock, preferred stock and other equity securities issued by real estate companies, such as REITs and similar REIT-like entities.The fund, under normal market conditions, will hold at least 40% of its assets in non-U.S. issuers. Additionally, the fund normally invests in real estate-related securities of issuers in developed countries; however it may invest up to 20% of its assets in issuers incorporated in emerging market countries. The fund concentrates its assets in the real estate industry and is non-diversified under federal securities laws.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The fund concentrates its assets in the real estate industry and is non-diversified under federal securities laws.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Equity REIT Securities Risk. The risk that the value of the fund's shares will be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, and changes in the value of the underlying real estate and defaults by borrowers.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>

Geographic Concentration Risk. The risk that events negatively affecting the fiscal stability of a particular geographic location in which the fund focuses its investments will cause the value of the fund's shares to decrease, perhaps significantly. To the extent the fund concentrates its assets in a particular country or region, the fund is more vulnerable to financial, economic or other political developments in that country or region as compared to a fund that does not concentrate holdings in a particular country or region.

>

Industry/Sector Concentration Risk. The risk that events negatively affecting real estate securities will cause the value of the fund's shares to decrease, perhaps significantly. Since the fund concentrates its assets in real estate related securities, the fund is more vulnerable to conditions that negatively affect real estate related securities as compared to a fund that does not concentrate holdings in such securities.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Non-Diversification Risk. The risk that the fund will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that each such security represents a significant portion of the fund's assets.

For a more detailed description of the above risks, see "More Information About Risks Related to Principal Investment Strategies" in the prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The risk that the fund will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that each such security represents a significant portion of the fund's assets.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows the fund's performance for its first full calendar year of operations. The table shows how the fund's average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The bar chart shows the fund's performance for its first full calendar year of operations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-243-1574
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class A Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q3/2010: 17.74% Worst Quarter: Q2/2010: -6.13%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/10)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The S&P 500® Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies. The FTSE EPRA/NAREIT Developed Rental Index is a free-float market capitalization index measuring global real estate securities, which meet minimum size, liquidity and investment focus criteria. The indexes are calculated on a total-return basis with dividends reinvested.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Virtus Global Real Estate Securities Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	40.52%
Virtus Global Real Estate Securities Fund | FTSE EPRA/NAREIT Developed Rental Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.54%
Since Inception	rr_AverageAnnualReturnSinceInception	63.97%
Virtus Greater Asia ex Japan Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	1.80%
Total Other Expenses	rr_OtherExpensesOverAssets	1.81%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.06%
1 Year	rr_ExpenseExampleYear01	866
3 Years	rr_ExpenseExampleYear03	1,466
5 Years	rr_ExpenseExampleYear05	2,089
10 Years	rr_ExpenseExampleYear10	3,755
1 Year	rr_ExpenseExampleNoRedemptionYear01	866
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,466
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,089
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,755
Annual Return 2010	rr_AnnualReturn2010	25.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.27%
1 Year	rr_AverageAnnualReturnYear01	18.50%
Since Inception	rr_AverageAnnualReturnSinceInception	34.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 21, 2009
Virtus Greater Asia ex Japan Opportunities Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.68%
Since Inception	rr_AverageAnnualReturnSinceInception	31.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 21, 2009
Virtus Greater Asia ex Japan Opportunities Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.93%
Since Inception	rr_AverageAnnualReturnSinceInception	28.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 21, 2009
Virtus Greater Asia ex Japan Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	1.80%
Total Other Expenses	rr_OtherExpensesOverAssets	1.81%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.81%
1 Year	rr_ExpenseExampleYear01	483
3 Years	rr_ExpenseExampleYear03	1,164
5 Years	rr_ExpenseExampleYear05	1,962
10 Years	rr_ExpenseExampleYear10	4,045
1 Year	rr_ExpenseExampleNoRedemptionYear01	383
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,164
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,962
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,045
1 Year	rr_AverageAnnualReturnYear01	24.91%
Since Inception	rr_AverageAnnualReturnSinceInception	38.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 21, 2009
Virtus Greater Asia ex Japan Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	1.80%
Total Other Expenses	rr_OtherExpensesOverAssets	1.81%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.81%
1 Year	rr_ExpenseExampleYear01	284
3 Years	rr_ExpenseExampleYear03	871
5 Years	rr_ExpenseExampleYear05	1,484
10 Years	rr_ExpenseExampleYear10	3,138
1 Year	rr_ExpenseExampleNoRedemptionYear01	284
3 Years	rr_ExpenseExampleNoRedemptionYear03	871
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,484
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,138
1 Year	rr_AverageAnnualReturnYear01	26.05%
Since Inception	rr_AverageAnnualReturnSinceInception	39.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 21, 2009
Virtus Greater Asia ex Japan Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Greater Asia ex Japan Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has an investment objective of long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 126 of the fund's prospectus and "Alternative Purchase Arrangements" on page 52 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 78% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This fund seeks to offer investors exposure to Asian market economies, with the exception of Japan, through well-established companies. The portfolio invests in what the subadviser believes to be well-managed businesses with consistent operating histories and financial performance that have favorable long-term economic prospects and, in most cases, generate free cash flow. Over full market cycles, the investment style is designed with the objective of capturing part of the up market cycles and may offer protection in down market cycles.

Under normal circumstances, at least 80% of the fund's assets are invested in equity securities or equity-linked instruments of issuers located in Asia (excluding Japan), including issuers in emerging markets. Equity-linked securities are hybrid debt securities whose return is connected to an underlying equity, usually a stock. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. In determining the "location" of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated. This evaluation is conducted so as to determine that the issuer's assets are exposed to the economic fortunes and risks of the designated country.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Equity-Linked Instruments Risk. The risk that, in addition to market risk and other risks of the referenced equity security, the fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also subject the fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of the fund's investment.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>

Geographic Concentration Risk. The risk that events negatively affecting the fiscal stability of countries in Asia will cause the value of the fund's shares to decrease, perhaps significantly. Since the fund concentrates its assets in Asian issuers, the fund is more vulnerable to financial, economic or other political developments in Asia as compared to a fund that does not concentrate holdings in Asia.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

For a more detailed description of the above risks, see "More Information About Risks Related to Principal Investment Strategies" in the prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows the fund's performance for its first full calendar year of operations. The table shows how the fund's average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The bar chart shows the fund's performance for its first full calendar year of operations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-243-1574
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class A Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q3/2010: 17.70% Worst Quarter: Q4/2010: 0.27%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/10)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The S&P 500® Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies. The MSCI AC Far East ex Japan Index (net) is a free float-adjusted market capitalization weighted index measuring the equity market performance of the Far East, excluding Japan. The indexes are calculated on a total-return basis with dividends reinvested.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Virtus Greater Asia ex Japan Opportunities Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	27.36%
Virtus Greater Asia ex Japan Opportunities Fund | MSCI AC Far East ex Japan Index (Net) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.44%
Since Inception	rr_AverageAnnualReturnSinceInception	40.63%
Virtus Greater European Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	1.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.75%
1 Year	rr_ExpenseExampleYear01	837
3 Years	rr_ExpenseExampleYear03	1,379
5 Years	rr_ExpenseExampleYear05	1,946
10 Years	rr_ExpenseExampleYear10	3,478
1 Year	rr_ExpenseExampleNoRedemptionYear01	837
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,379
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,946
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,478
Annual Return 2010	rr_AnnualReturn2010	7.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.22%)
1 Year	rr_AverageAnnualReturnYear01	1.03%
Since Inception	rr_AverageAnnualReturnSinceInception	21.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 21, 2009
Virtus Greater European Opportunities Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	19.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 21, 2009
Virtus Greater European Opportunities Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.31%
Since Inception	rr_AverageAnnualReturnSinceInception	18.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 21, 2009
Virtus Greater European Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Other Expenses	rr_OtherExpensesOverAssets	1.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.50%
1 Year	rr_ExpenseExampleYear01	453
3 Years	rr_ExpenseExampleYear03	1,074
5 Years	rr_ExpenseExampleYear05	1,817
10 Years	rr_ExpenseExampleYear10	3,774
1 Year	rr_ExpenseExampleNoRedemptionYear01	353
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,074
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,817
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,774
1 Year	rr_AverageAnnualReturnYear01	6.39%
Since Inception	rr_AverageAnnualReturnSinceInception	24.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 21, 2009
Virtus Greater European Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	1.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.50%
1 Year	rr_ExpenseExampleYear01	253
3 Years	rr_ExpenseExampleYear03	779
5 Years	rr_ExpenseExampleYear05	1,331
10 Years	rr_ExpenseExampleYear10	2,836
1 Year	rr_ExpenseExampleNoRedemptionYear01	253
3 Years	rr_ExpenseExampleNoRedemptionYear03	779
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,331
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,836
1 Year	rr_AverageAnnualReturnYear01	7.43%
Since Inception	rr_AverageAnnualReturnSinceInception	25.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 21, 2009
Virtus Greater European Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Greater European Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has an investment objective of long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 126 of the fund's prospectus and "Alternative Purchase Arrangements" on page 52 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This fund seeks to offer investors exposure to European market economies through well-established companies. The securities selected for inclusion in the fund are believed by the subadviser to be well-managed businesses with consistent operating histories and financial performance that have favorable long-term economic prospects and, in most cases, generate free cash flow. Over full market cycles, the investment style is designed with the objective of capturing part of the up market cycles and may offer protection in down market cycles.

Under normal circumstances, at least 80% of the fund's assets are invested in equity securities or equity-linked instruments of issuers located in Europe, including issuers in emerging markets countries. Equity-linked securities are hybrid debt securities whose return is connected to an underlying equity, usually a stock. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. In determining the "location" of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated. This evaluation is conducted so as to determine that the issuer's assets are exposed to the economic fortunes and risks of the designated country.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Equity-Linked Instruments Risk. The risk that, in addition to market risk and other risks of the referenced equity security, the fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also subject the fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of the fund's investment.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>

Geographic Concentration Risk. The risk that events negatively affecting the fiscal stability of countries in Europe will cause the value of the fund's shares to decrease, perhaps significantly. Since the fund concentrates its assets in European issuers, the fund is more vulnerable to financial, economic or other political developments in Europe as compared to a fund that does not concentrate holdings in Europe.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

For a more detailed description of the above risks, see "More Information About Risks Related to Principal Investment Strategies" in the prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows the fund's performance for its first full calendar year of operations. The table shows how the fund's average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the fund's performance for its first full calendar year of operations. The table shows how the fund's average annual returns compare to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-243-1574
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class A Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q3/2010: 10.42% Worst Quarter: Q2/2010: -8.22%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/10)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The S&P 500® Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies. The MSCI Europe Index (net) is a free float-adjusted market capitalization weighted index measuring the equity market performance of the developed markets in Europe. The indexes are calculated on a total-return basis with dividends reinvested.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Virtus Greater European Opportunities Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	28.57%
Virtus Greater European Opportunities Fund | MSCI Europe Index (Net) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.88%
Since Inception	rr_AverageAnnualReturnSinceInception	29.33%
VIRTUS HIGH YIELD FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[7]
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.45%
Total Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
1 Year	rr_ExpenseExampleYear01	508
3 Years	rr_ExpenseExampleYear03	790
5 Years	rr_ExpenseExampleYear05	1,092
10 Years	rr_ExpenseExampleYear10	1,949
1 Year	rr_ExpenseExampleNoRedemptionYear01	508
3 Years	rr_ExpenseExampleNoRedemptionYear03	790
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,092
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,949
Annual Return 2001	rr_AnnualReturn2001	(6.61%)
Annual Return 2002	rr_AnnualReturn2002	(2.99%)
Annual Return 2003	rr_AnnualReturn2003	18.65%
Annual Return 2004	rr_AnnualReturn2004	7.96%
Annual Return 2005	rr_AnnualReturn2005	1.75%
Annual Return 2006	rr_AnnualReturn2006	8.11%
Annual Return 2007	rr_AnnualReturn2007	2.24%
Annual Return 2008	rr_AnnualReturn2008	(23.91%)
Annual Return 2009	rr_AnnualReturn2009	31.15%
Annual Return 2010	rr_AnnualReturn2010	12.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.67%)
1 Year	rr_AverageAnnualReturnYear01	8.36%
5 Years	rr_AverageAnnualReturnYear05	3.63%
10 Years	rr_AverageAnnualReturnYear10	3.51%
VIRTUS HIGH YIELD FUND | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.58%
5 Years	rr_AverageAnnualReturnYear05	0.92%
10 Years	rr_AverageAnnualReturnYear10	0.58%
VIRTUS HIGH YIELD FUND | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.33%
5 Years	rr_AverageAnnualReturnYear05	1.45%
10 Years	rr_AverageAnnualReturnYear10	1.15%
VIRTUS HIGH YIELD FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[8]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[7]
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.45%
Total Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%
1 Year	rr_ExpenseExampleYear01	614
3 Years	rr_ExpenseExampleYear03	861
5 Years	rr_ExpenseExampleYear05	1,134
10 Years	rr_ExpenseExampleYear10	2,250
1 Year	rr_ExpenseExampleNoRedemptionYear01	214
3 Years	rr_ExpenseExampleNoRedemptionYear03	661
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,134
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,250
1 Year	rr_AverageAnnualReturnYear01	7.72%
5 Years	rr_AverageAnnualReturnYear05	3.63%
10 Years	rr_AverageAnnualReturnYear10	3.09%
VIRTUS HIGH YIELD FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[8]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[7]
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.45%
Total Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%
1 Year	rr_ExpenseExampleYear01	314
3 Years	rr_ExpenseExampleYear03	661
5 Years	rr_ExpenseExampleYear05	1,134
10 Years	rr_ExpenseExampleYear10	2,441
1 Year	rr_ExpenseExampleNoRedemptionYear01	214
3 Years	rr_ExpenseExampleNoRedemptionYear03	661
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,134
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,441
1 Year	rr_AverageAnnualReturnYear01	11.63%
5 Years	rr_AverageAnnualReturnYear05	3.61%
10 Years	rr_AverageAnnualReturnYear10	3.11%
VIRTUS HIGH YIELD FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus High Yield Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has a primary investment objective to seek high current income and a secondary objective of capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 126 of the fund's prospectus and "Alternative Purchase Arrangements" on page 52 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 92% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	92.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it assumes that your shares are converted to Class A Shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund is appropriate for investors seeking diversification and the potential rewards associated with investing in high-yield, fixed income securities. High-yield, fixed income securities are those that are rated below investment grade. The management team believes that BB- and B-rated issues offer better risk-adjusted returns over a market cycle than more speculative CCC- and C-rated issues. The fund will generally overweight sectors and industries with well-valued companies whose business profiles are viewed to be improving. The subadviser attempts to maintain the duration of the fund at a level similar to that of its style benchmark, the Barclay's Capital High Yield 2% Issuer Cap Index. Under normal circumstances, the fund invests at least 80% of its assets in a diversified portfolio of high yield fixed income securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.

>

High Yield-High Risk Fixed Income Securities (Junk Bonds) Risk. The risk that the issuers of high yield-high risk securities in the fund's portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>

Industry/Sector Concentration Risk. The risk that events negatively affecting a particular industry or market sector in which the fund focuses its investments will cause the value of the fund's shares to decrease, perhaps significantly. To the extent that the fund invests a significant portion of its portfolio in one or more industries (such as communications, consumer cyclicals and consumer non-cyclicals) or sectors, the fund is more vulnerable to conditions that negatively affect such industries or sectors as compared to a fund that is not significantly invested in such industries or sector.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund's debt securities, especially those with longer maturities, will fall.

>	Long-Term Maturities/Durations Risk. The risk of greater price fluctuations than would be associated with securities having shorter maturities or durations.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Mortgage-Backed and Asset-Backed Securities Risk. The risk that the impairment of the value of collateral underlying a mortgage-backed or asset-backed security, such as due to non-payment of loans, will result in a reduction in the value of such security.

>

U.S. Government Securities Risk. The risk that the impairment of the value of collateral underlying a mortgage-backed or asset-backed security, such as due to non-payment of loans, will result in a reduction in the value of such security.

For a more detailed description of the above risks, see "More Information About Risks Related to Principal Investment Strategies" in the prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at www.virtus.com or by calling 800-243-1574.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-243-1574.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class A Shares (includes returns of a predecessor fund)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q2/2009: 11.27% Worst Quarter: Q4/2008: -14.67%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/10; includes returns of a predecessor fund)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The Barclays Capital U.S. High-Yield 2% Issuer Capped Bond Index is a market capitalization-weighted index that measures fixed rate non-investment grade debt securities of U.S. and non-U.S. corporations. No single issuer accounts for more than 2% of market cap. The indexes are calculated on a total return basis.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

VIRTUS HIGH YIELD FUND | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
VIRTUS HIGH YIELD FUND | Barclays Capital High Yield 2% Issuer Cap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.94%
5 Years	rr_AverageAnnualReturnYear05	8.90%
10 Years	rr_AverageAnnualReturnYear10	9.01%
Virtus International Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	0.80%	[9]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
1 Year	rr_ExpenseExampleYear01	757
3 Years	rr_ExpenseExampleYear03	1,138
5 Years	rr_ExpenseExampleYear05	1,542
10 Years	rr_ExpenseExampleYear10	2,669
1 Year	rr_ExpenseExampleNoRedemptionYear01	757
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,138
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,542
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,669
Virtus International Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[10]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Other Expenses	rr_OtherExpensesOverAssets	0.80%	[9]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.65%
1 Year	rr_ExpenseExampleYear01	368
3 Years	rr_ExpenseExampleYear03	823
5 Years	rr_ExpenseExampleYear05	1,405
10 Years	rr_ExpenseExampleYear10	2,983
1 Year	rr_ExpenseExampleNoRedemptionYear01	268
3 Years	rr_ExpenseExampleNoRedemptionYear03	823
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,405
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,983
Virtus International Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.80%	[9]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
1 Year	rr_ExpenseExampleYear01	168
3 Years	rr_ExpenseExampleYear03	520
5 Years	rr_ExpenseExampleYear05	897
10 Years	rr_ExpenseExampleYear10	1,955
1 Year	rr_ExpenseExampleNoRedemptionYear01	168
3 Years	rr_ExpenseExampleNoRedemptionYear03	520
5 Years	rr_ExpenseExampleNoRedemptionYear05	897
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,955
Virtus International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus International Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has an investment objective to seek to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 126 of the fund's prospectus and "Alternative Purchase Arrangements" on page 52 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the period from inception (September 16, 2010) through its fiscal year end (September 30, 2010), the fund's portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same and expense reimbursements remain in place only for the period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This fund offers investors exposure to primarily mid- to large capitalization international companies, but it is not limited to investing in the securities of companies of any particular size. The subadviser uses a value driven, absolute return approach to investing. The subadviser's process is a mixture of country allocation and stock selection, with a recognition that a significant portion of long-term performance and risk reduction will come from the country allocation decision.

Under normal circumstances, the fund invests at least 80% of its assets in equity securities of issuers located outside the United States, including issuers in emerging markets countries. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. In determining the "location" of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated. This evaluation is conducted so as to determine that the issuer's assets are exposed to the economic fortunes and risks of the designated country.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods. Investments in small and medium-sized companies may be more volatile than investments in larger companies.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>	Value Stocks Risk. The risk that the fund will underperform when value investing is out of favor or that the fund's investments will not appreciate in value as anticipated.

For a more detailed description of the above risks, see "More Information About Risks Related to Principal Investment Strategies" in the prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The fund has not had a full calendar year of operations; therefore, performance information is not shown.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The fund has not had a full calendar year of operations; therefore, performance information is not shown
VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
1 Year	rr_ExpenseExampleYear01	738
3 Years	rr_ExpenseExampleYear03	1,080
5 Years	rr_ExpenseExampleYear05	1,445
10 Years	rr_ExpenseExampleYear10	2,468
1 Year	rr_ExpenseExampleNoRedemptionYear01	738
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,080
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,445
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,468
Annual Return 2008	rr_AnnualReturn2008	(46.73%)
Annual Return 2009	rr_AnnualReturn2009	38.66%
Annual Return 2010	rr_AnnualReturn2010	18.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.74%)
1 Year	rr_AverageAnnualReturnYear01	12.00%
Since Inception	rr_AverageAnnualReturnSinceInception	(8.95%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.81%
Since Inception	rr_AverageAnnualReturnSinceInception	(10.73%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.69%
Since Inception	rr_AverageAnnualReturnSinceInception	(8.24%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.45%
1 Year	rr_ExpenseExampleYear01	348
3 Years	rr_ExpenseExampleYear03	764
5 Years	rr_ExpenseExampleYear05	1,306
10 Years	rr_ExpenseExampleYear10	2,786
1 Year	rr_ExpenseExampleNoRedemptionYear01	248
3 Years	rr_ExpenseExampleNoRedemptionYear03	764
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,306
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,786
1 Year	rr_AverageAnnualReturnYear01	18.02%
Since Inception	rr_AverageAnnualReturnSinceInception	(7.99%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
1 Year	rr_ExpenseExampleYear01	148
3 Years	rr_ExpenseExampleYear03	459
5 Years	rr_ExpenseExampleYear05	792
10 Years	rr_ExpenseExampleYear10	1,735
1 Year	rr_ExpenseExampleNoRedemptionYear01	148
3 Years	rr_ExpenseExampleNoRedemptionYear03	459
5 Years	rr_ExpenseExampleNoRedemptionYear05	792
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,735
1 Year	rr_AverageAnnualReturnYear01	18.96%
Since Inception	rr_AverageAnnualReturnSinceInception	(7.08%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus International Real Estate Securities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has a primary investment objective of long-term capital appreciation, with a secondary investment objective of income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 126 of the fund's prospectus and "Alternative Purchase Arrangements" on page 52 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund provides international exposure to the real estate securities market, focusing exclusively on companies with a rental business profile. Rental companies derive 70% or more of total revenue from rental income and are most similar in business profile to U.S. real estate investment trust (REITs).

Under normal circumstances, the fund invests at least 80% of its assets in equity securities issued by non-U.S companies of any capitalization that are principally engaged in the real estate industry, including common stock, preferred stock and other equity securities issued by real estate companies, such as REITs and similar REIT-like entities. The fund may, at times, invest up to 20% of its assets in U.S. REIT securities. Additionally, the fund normally invests in real estate related securities of issuers in developed countries, however it may invest up to 20% of its assets in issuers incorporated in emerging market countries. The fund concentrates its assets in the real estate industry and is non-diversified under federal securities laws.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The fund concentrates its assets in the real estate industry and is non-diversified under federal securities laws.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Equity REIT Securities Risk. The risk that the value of the fund's shares will be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, and changes in the value of the underlying real estate and defaults by borrowers.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>

Geographic Concentration Risk. The risk that events negatively affecting the fiscal stability of a particular geographic location in which the fund focuses its investments will cause the value of the fund's shares to decrease, perhaps significantly. To the extent the fund concentrates its assets in a particular country or region, the fund is more vulnerable to financial, economic or other political developments in that country or region as compared to a fund that does not concentrate holdings in a particular country or region.

>

Industry/Sector Concentration Risk. The risk that events negatively affecting real estate securities will cause the value of the fund's shares to decrease, perhaps significantly. Since the fund concentrates its assets in real estate related securities, the fund is more vulnerable to conditions that negatively affect real estate related securities as compared to a fund that does not concentrate holdings in such securities.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Non-Diversification Risk. The risk that the fund will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that each such security represents a significant portion of the fund's assets.

For a more detailed description of the above risks, see "More Information About Risks Related to Principal Investment Strategies" in the fund's prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The risk that the fund will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that each such security represents a significant portion of the fund's assets.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over the life of the fund.The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year over the life of the fund.The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-243-1574.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class A Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q3/2009: 31.59% Worst Quarter: Q4/2008: -30.74%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/10)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The S&P 500® Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies. The FTSE EPRA/NAREIT Developed Rental ex-U.S. Index is a free-float market capitalization index measuring international real estate securities, which meet minimum size, liquidity and investment focus criteria. The indexes are calculated on a total return basis with dividends reinvested.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.04%)
VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND | FTSE EPRA/NAREIT Developed Rental ex-U.S. Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.63%
Since Inception	rr_AverageAnnualReturnSinceInception	(8.97%)
VIRTUS MARKET NEUTRAL FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividends on Short Sales and Interest Expense	rr_Component2OtherExpensesOverAssets	2.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[7]
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.40%
Total Other Expenses	rr_OtherExpensesOverAssets	2.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.18%
1 Year	rr_ExpenseExampleYear01	971
3 Years	rr_ExpenseExampleYear03	1,771
5 Years	rr_ExpenseExampleYear05	2,586
10 Years	rr_ExpenseExampleYear10	4,680
1 Year	rr_ExpenseExampleNoRedemptionYear01	971
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,771
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,586
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,680
Annual Return 2001	rr_AnnualReturn2001	6.56%
Annual Return 2002	rr_AnnualReturn2002	5.69%
Annual Return 2003	rr_AnnualReturn2003	(0.09%)
Annual Return 2004	rr_AnnualReturn2004	4.40%
Annual Return 2005	rr_AnnualReturn2005	(0.09%)
Annual Return 2006	rr_AnnualReturn2006	(5.40%)
Annual Return 2007	rr_AnnualReturn2007	(2.28%)
Annual Return 2008	rr_AnnualReturn2008	(6.09%)
Annual Return 2009	rr_AnnualReturn2009	9.05%
Annual Return 2010	rr_AnnualReturn2010	(0.49%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.08%)
1 Year	rr_AverageAnnualReturnYear01	(6.21%)
5 Years	rr_AverageAnnualReturnYear05	(2.35%)
10 Years	rr_AverageAnnualReturnYear10	0.41%
Since Inception	rr_AverageAnnualReturnSinceInception
VIRTUS MARKET NEUTRAL FUND | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.60%)
5 Years	rr_AverageAnnualReturnYear05	(2.58%)
10 Years	rr_AverageAnnualReturnYear10	0.24%
Since Inception	rr_AverageAnnualReturnSinceInception
VIRTUS MARKET NEUTRAL FUND | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.52%)
5 Years	rr_AverageAnnualReturnYear05	(2.03%)
10 Years	rr_AverageAnnualReturnYear10	0.30%
Since Inception	rr_AverageAnnualReturnSinceInception
VIRTUS MARKET NEUTRAL FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[11]
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Dividends on Short Sales and Interest Expense	rr_Component2OtherExpensesOverAssets	2.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[7]
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.40%
Total Other Expenses	rr_OtherExpensesOverAssets	2.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.93%
1 Year	rr_ExpenseExampleYear01	893
3 Years	rr_ExpenseExampleYear03	1,681
5 Years	rr_ExpenseExampleYear05	2,469
10 Years	rr_ExpenseExampleYear10	4,803
1 Year	rr_ExpenseExampleNoRedemptionYear01	493
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,481
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,469
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,803
1 Year	rr_AverageAnnualReturnYear01	(5.04%)
5 Years	rr_AverageAnnualReturnYear05	(2.13%)
10 Years	rr_AverageAnnualReturnYear10	0.26%
VIRTUS MARKET NEUTRAL FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.25%	[11]
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Dividends on Short Sales and Interest Expense	rr_Component2OtherExpensesOverAssets	2.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[7]
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.40%
Total Other Expenses	rr_OtherExpensesOverAssets	2.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.93%
1 Year	rr_ExpenseExampleYear01	618
3 Years	rr_ExpenseExampleYear03	1,481
5 Years	rr_ExpenseExampleYear05	2,469
10 Years	rr_ExpenseExampleYear10	4,947
1 Year	rr_ExpenseExampleNoRedemptionYear01	493
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,481
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,469
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,947
1 Year	rr_AverageAnnualReturnYear01	(1.21%)
5 Years	rr_AverageAnnualReturnYear05	(1.93%)
10 Years	rr_AverageAnnualReturnYear10	0.27%
Since Inception	rr_AverageAnnualReturnSinceInception
VIRTUS MARKET NEUTRAL FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividends on Short Sales and Interest Expense	rr_Component2OtherExpensesOverAssets	2.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[7]
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.40%
Total Other Expenses	rr_OtherExpensesOverAssets	2.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.93%
1 Year	rr_ExpenseExampleYear01	395
3 Years	rr_ExpenseExampleYear03	1,198
5 Years	rr_ExpenseExampleYear05	2,018
10 Years	rr_ExpenseExampleYear10	4,147
1 Year	rr_ExpenseExampleNoRedemptionYear01	395
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,198
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,018
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,147
1 Year	rr_AverageAnnualReturnYear01	(0.21%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2009
VIRTUS MARKET NEUTRAL FUND | Class I | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	19.74%
VIRTUS MARKET NEUTRAL FUND | Class I | Citigroup 90-Day Treasury Bill Index
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	0.13%
VIRTUS MARKET NEUTRAL FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Market Neutral Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has an investment objective to seek long-term capital appreciation while maintaining minimal portfolio exposure to general equity market risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 126 of the fund's prospectus and "Alternative Purchase Arrangements" on page 52 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 155% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	155.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. In the case of Class B Shares, it assumes that your shares are converted to Class A Shares after seven years. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund utilizes a unique market neutral style seeking to provide attractive performance in both up and down markets. The fund invests in what the subadviser believes to be undervalued companies with strong and improving business prospects while shorting companies the subadviser believes to have deteriorating business momentum and excessive valuations. The use of uncorrelated equity strategies across investing styles, market caps and industries may provide investors with more attractive risk adjusted returns, as compared with traditional equity investing.

The fund attempts to maintain minimal exposure to general market risk by always having both long and short positions in stocks. The fund uses a blended strategy, investing in both growth and value stocks of U.S. and foreign issuers of any capitalization, including those in emerging markets. In addition to purchasing or selling short individual securities, the fund may purchase or sell short any type of future or option related to such securities. The fund may also invest in exchange-traded funds (ETFs).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.

>

Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>

Futures and Options Risk. The risk that the fund will incur a loss greater than the fund's investment in, or will experience greater share price volatility as a result of investing in, futures or options.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>	Short Sales Risk. The risk that a fund may experience a loss if the price of a borrowed security increases between the date of a short sale and the date on which the fund replaces the security.

For a more detailed description of the above risks, see "More Information About Risks Related to Principal Investment Strategies" in the prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the potential risks of investing in the fund.
The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-243-1574
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class A Shares (includes returns of a predecessor fund)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q3/2002: 8.66% Worst Quarter: Q4/2002: -12.08%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/10; includes returns of a predecessor fund)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
VIRTUS MARKET NEUTRAL FUND | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.42%
VIRTUS MARKET NEUTRAL FUND | Citigroup 90-Day Treasury Bill Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.13%
5 Years	rr_AverageAnnualReturnYear05	2.30%
10 Years	rr_AverageAnnualReturnYear10	2.26%
VIRTUS MULTI-SECTOR FIXED INCOME FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
1 Year	rr_ExpenseExampleYear01	489
3 Years	rr_ExpenseExampleYear03	730
5 Years	rr_ExpenseExampleYear05	989
10 Years	rr_ExpenseExampleYear10	1,731
1 Year	rr_ExpenseExampleNoRedemptionYear01	489
3 Years	rr_ExpenseExampleNoRedemptionYear03	730
5 Years	rr_ExpenseExampleNoRedemptionYear05	989
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,731
Annual Return 2001	rr_AnnualReturn2001	3.83%
Annual Return 2002	rr_AnnualReturn2002	8.13%
Annual Return 2003	rr_AnnualReturn2003	17.93%
Annual Return 2004	rr_AnnualReturn2004	7.63%
Annual Return 2005	rr_AnnualReturn2005	1.19%
Annual Return 2006	rr_AnnualReturn2006	7.97%
Annual Return 2007	rr_AnnualReturn2007	2.62%
Annual Return 2008	rr_AnnualReturn2008	(22.35%)
Annual Return 2009	rr_AnnualReturn2009	42.35%
Annual Return 2010	rr_AnnualReturn2010	13.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.37%)
1 Year	rr_AverageAnnualReturnYear01	9.00%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	6.77%
VIRTUS MULTI-SECTOR FIXED INCOME FUND | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.57%
5 Years	rr_AverageAnnualReturnYear05	3.61%
10 Years	rr_AverageAnnualReturnYear10	4.25%
VIRTUS MULTI-SECTOR FIXED INCOME FUND | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.77%
5 Years	rr_AverageAnnualReturnYear05	3.64%
10 Years	rr_AverageAnnualReturnYear10	4.23%
VIRTUS MULTI-SECTOR FIXED INCOME FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[12]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%
1 Year	rr_ExpenseExampleYear01	594
3 Years	rr_ExpenseExampleYear03	800
5 Years	rr_ExpenseExampleYear05	1,032
10 Years	rr_ExpenseExampleYear10	2,038
1 Year	rr_ExpenseExampleNoRedemptionYear01	194
3 Years	rr_ExpenseExampleNoRedemptionYear03	600
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,032
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,038
1 Year	rr_AverageAnnualReturnYear01	8.32%
5 Years	rr_AverageAnnualReturnYear05	5.97%
10 Years	rr_AverageAnnualReturnYear10	6.37%
VIRTUS MULTI-SECTOR FIXED INCOME FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[12]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%
1 Year	rr_ExpenseExampleYear01	294
3 Years	rr_ExpenseExampleYear03	600
5 Years	rr_ExpenseExampleYear05	1,032
10 Years	rr_ExpenseExampleYear10	2,233
1 Year	rr_ExpenseExampleNoRedemptionYear01	194
3 Years	rr_ExpenseExampleNoRedemptionYear03	600
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,032
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,233
1 Year	rr_AverageAnnualReturnYear01	12.42%
5 Years	rr_AverageAnnualReturnYear05	5.98%
10 Years	rr_AverageAnnualReturnYear10	6.39%
VIRTUS MULTI-SECTOR FIXED INCOME FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
1 Year	rr_ExpenseExampleYear01	93
3 Years	rr_ExpenseExampleYear03	290
5 Years	rr_ExpenseExampleYear05	504
10 Years	rr_ExpenseExampleYear10	1,120
1 Year	rr_ExpenseExampleNoRedemptionYear01	93
3 Years	rr_ExpenseExampleNoRedemptionYear03	290
5 Years	rr_ExpenseExampleNoRedemptionYear05	504
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,120
1 Year	rr_AverageAnnualReturnYear01	13.53%
Since Inception	rr_AverageAnnualReturnSinceInception	14.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2009
VIRTUS MULTI-SECTOR FIXED INCOME FUND | Class I | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%
VIRTUS MULTI-SECTOR FIXED INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Multi-Sector Fixed Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has an investment objective to maximize current income while preserving capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 126 of the fund's prospectus and "Alternative Purchase Arrangements" on page 52 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 74% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it assumes that your shares are converted to Class A Shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund seeks to generate high current income and total return while preserving capital by applying extensive credit research and a time-tested approach to capitalize on opportunities across undervalued sectors of the bond market. The portfolio seeks diversification among 14 sectors in order to increase return potential and reduce risk.

Under normal circumstances, the fund invests at least 80% of its assets in the following sectors of fixed income securities:

>

Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including collateralized mortgage obligations, real estate mortgage investment conduits and other pass-through securities;

>	Debt securities issued by foreign issuers, including foreign governments and their political subdivisions and issuers located in emerging market countries;

>	Investment grade securities; and

>	High yield-high risk fixed income securities of U.S. issuers (so called "junk bonds").

The fund may invest in all or some of these sectors.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.

>

Emerging Market Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>

High Yield-High Risk Fixed Income Securities (Junk Bonds) Risk. The risk that the issuers of high yield-high risk securities in the fund's portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund's debt securities, especially those with longer maturities, will fall.

>	Long-Term Maturities/Durations Risk. The risk of greater price fluctuations than would be associated with securities having shorter maturities or durations.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Mortgage-Backed and Asset-Backed Securities Risk. The risk that the impairment of the value of collateral underlying a mortgage-backed or asset-backed security, such as due to non-payment of loans, will result in a reduction in the value of such security.

>

U.S. Government Securities Risk. The risk that the U.S. Government securities in the fund's portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

For a more detailed description of the above risks, see "More Information About Risks Related to Principal Investment Strategies" in the prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-243-1574
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class A Shares (includes returns of a predecessor fund)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q2/2009: 16.15% Worst Quarter: Q4/2008: -14.37%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/10; includes returns of a predecessor fund)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

VIRTUS MULTI-SECTOR FIXED INCOME FUND | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
VIRTUS MULTI-SECTOR SHORT TERM BOND FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
1 Year	rr_ExpenseExampleYear01	332
3 Years	rr_ExpenseExampleYear03	558
5 Years	rr_ExpenseExampleYear05	802
10 Years	rr_ExpenseExampleYear10	1,501
1 Year	rr_ExpenseExampleNoRedemptionYear01	332
3 Years	rr_ExpenseExampleNoRedemptionYear03	558
5 Years	rr_ExpenseExampleNoRedemptionYear05	802
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,501
Annual Return 2001	rr_AnnualReturn2001	7.98%
Annual Return 2002	rr_AnnualReturn2002	7.40%
Annual Return 2003	rr_AnnualReturn2003	9.09%
Annual Return 2004	rr_AnnualReturn2004	4.81%
Annual Return 2005	rr_AnnualReturn2005	1.36%
Annual Return 2006	rr_AnnualReturn2006	5.52%
Annual Return 2007	rr_AnnualReturn2007	3.15%
Annual Return 2008	rr_AnnualReturn2008	(13.96%)
Annual Return 2009	rr_AnnualReturn2009	29.80%
Annual Return 2010	rr_AnnualReturn2010	10.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.05%)
1 Year	rr_AverageAnnualReturnYear01	7.77%
5 Years	rr_AverageAnnualReturnYear05	5.55%
10 Years	rr_AverageAnnualReturnYear10	5.81%
VIRTUS MULTI-SECTOR SHORT TERM BOND FUND | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.87%
5 Years	rr_AverageAnnualReturnYear05	3.56%
10 Years	rr_AverageAnnualReturnYear10	3.84%
VIRTUS MULTI-SECTOR SHORT TERM BOND FUND | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.00%
5 Years	rr_AverageAnnualReturnYear05	3.53%
10 Years	rr_AverageAnnualReturnYear10	3.77%
VIRTUS MULTI-SECTOR SHORT TERM BOND FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	2.00%	[13]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Total Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
1 Year	rr_ExpenseExampleYear01	310
3 Years	rr_ExpenseExampleYear03	496
5 Years	rr_ExpenseExampleYear05	855
10 Years	rr_ExpenseExampleYear10	1,611
1 Year	rr_ExpenseExampleNoRedemptionYear01	160
3 Years	rr_ExpenseExampleNoRedemptionYear03	496
5 Years	rr_ExpenseExampleNoRedemptionYear05	855
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,611
1 Year	rr_AverageAnnualReturnYear01	8.03%
5 Years	rr_AverageAnnualReturnYear05	5.44%
10 Years	rr_AverageAnnualReturnYear10	5.50%
VIRTUS MULTI-SECTOR SHORT TERM BOND FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Total Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
1 Year	rr_ExpenseExampleYear01	134
3 Years	rr_ExpenseExampleYear03	418
5 Years	rr_ExpenseExampleYear05	723
10 Years	rr_ExpenseExampleYear10	1,590
1 Year	rr_ExpenseExampleNoRedemptionYear01	134
3 Years	rr_ExpenseExampleNoRedemptionYear03	418
5 Years	rr_ExpenseExampleNoRedemptionYear05	723
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,590
1 Year	rr_AverageAnnualReturnYear01	9.88%
5 Years	rr_AverageAnnualReturnYear05	5.71%
10 Years	rr_AverageAnnualReturnYear10	5.82%
VIRTUS MULTI-SECTOR SHORT TERM BOND FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
1 Year	rr_ExpenseExampleYear01	84
3 Years	rr_ExpenseExampleYear03	262
5 Years	rr_ExpenseExampleYear05	455
10 Years	rr_ExpenseExampleYear10	1,014
1 Year	rr_ExpenseExampleNoRedemptionYear01	84
3 Years	rr_ExpenseExampleNoRedemptionYear03	262
5 Years	rr_ExpenseExampleNoRedemptionYear05	455
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,014
1 Year	rr_AverageAnnualReturnYear01	10.52%
Since Inception	rr_AverageAnnualReturnSinceInception	8.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 6, 2008
VIRTUS MULTI-SECTOR SHORT TERM BOND FUND | Class I | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	6.30%
VIRTUS MULTI-SECTOR SHORT TERM BOND FUND | Class I | B of A Merrill Lynch 1-2.99 Year Medium Quality Corporate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	5.34%
VIRTUS MULTI-SECTOR SHORT TERM BOND FUND | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[13]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%
1 Year	rr_ExpenseExampleYear01	285
3 Years	rr_ExpenseExampleYear03	573
5 Years	rr_ExpenseExampleYear05	985
10 Years	rr_ExpenseExampleYear10	2,137
1 Year	rr_ExpenseExampleNoRedemptionYear01	185
3 Years	rr_ExpenseExampleNoRedemptionYear03	573
5 Years	rr_ExpenseExampleNoRedemptionYear05	985
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,137
1 Year	rr_AverageAnnualReturnYear01	9.35%
5 Years	rr_AverageAnnualReturnYear05	5.19%
Since Inception	rr_AverageAnnualReturnSinceInception	4.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 2, 2003
VIRTUS MULTI-SECTOR SHORT TERM BOND FUND | Class T | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	4.72%
VIRTUS MULTI-SECTOR SHORT TERM BOND FUND | Class T | B of A Merrill Lynch 1-2.99 Year Medium Quality Corporate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	4.16%
VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Multi-Sector Short Term Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has an investment objective to provide high current income while attempting to limit changes in the fund's net asset value per share caused by interest rate changes.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 126 of the fund's prospectus and "Alternative Purchase Arrangements" on page 52 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 49% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it assumes that your shares are converted to Class A Shares after six years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund seeks current income with an emphasis on maintaining low volatility and overall short duration by investing primarily in higher quality, more liquid securities across 14 bond market sectors. The fund utilizes a value-oriented, research driven approach that seeks to strategically overweight undervalued sectors while applying strict risk controls.

Under normal circumstances, the fund invests at least 80% of its assets in bonds, which are fixed income debt obligations of various types of issuers. The fund seeks to achieve its objective by investing in a diversified portfolio of primarily short-term fixed income securities having an expected dollar-weighted average maturity of three years or less and that are in one of the following market sectors:

>

Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including collateralized mortgage obligations, real estate mortgage investment conduits and other pass-through securities;

>	Debt securities issued by foreign issuers, including foreign governments and their political subdivisions, and issuers located in emerging markets;

>	Investment-grade securities; and

>	High yield-high risk fixed income securities (so called "junk bonds").

The fund may invest in all or some of these sectors.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.

>

Emerging Market Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>

High Yield-High Risk Fixed Income Securities (Junk Bonds) Risk. The risk that the issuers of high yield-high risk securities in the fund's portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund's debt securities, especially those with longer maturities, will fall.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Mortgage-Backed and Asset-Backed Securities Risk. The risk that the impairment of the value of collateral underlying a mortgage-backed or asset-backed security, such as due to non-payment of loans, will result in a reduction in the value of such security.

>

U.S. Government Securities Risk. The risk that the U.S. Government securities in the fund's portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

For a more detailed description of the above risks, see "More Information About Risks Related to Principal Investment Strategies" in the prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-243-1574.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class A Shares (includes returns of a predecessor fund)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q2/2009: 10.79% Worst Quarter: Q4/2008: -9.05%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/10; includes returns of a predecessor fund)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The B of A Merrill Lynch 1-2.99 Year Medium Quality Corporate Bond Index measures performance of U.S. corporate bond issues rated BBB and A by Standard and Poor's with maturities between one and three years. The indexes are calculated on a total return basis.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
VIRTUS MULTI-SECTOR SHORT TERM BOND FUND | B of A Merrill Lynch 1-2.99 Year Medium Quality Corporate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.20%
5 Years	rr_AverageAnnualReturnYear05	5.21%
10 Years	rr_AverageAnnualReturnYear10	5.11%
Virtus Premium AlphaSector Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[14]
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.35%	[15]
Total Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%
1 Year	rr_ExpenseExampleYear01	758
3 Years	rr_ExpenseExampleYear03	1,141
5 Years	rr_ExpenseExampleYear05	1,547
10 Years	rr_ExpenseExampleYear10	2,679
1 Year	rr_ExpenseExampleNoRedemptionYear01	758
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,141
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,547
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,679
Virtus Premium AlphaSector Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[10]
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[14]
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.35%	[15]
Total Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.66%
1 Year	rr_ExpenseExampleYear01	369
3 Years	rr_ExpenseExampleYear03	826
5 Years	rr_ExpenseExampleYear05	1,410
10 Years	rr_ExpenseExampleYear10	2,993
1 Year	rr_ExpenseExampleNoRedemptionYear01	269
3 Years	rr_ExpenseExampleNoRedemptionYear03	826
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,410
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,993
Virtus Premium AlphaSector Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[14]
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.35%	[15]
Total Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
1 Year	rr_ExpenseExampleYear01	169
3 Years	rr_ExpenseExampleYear03	523
5 Years	rr_ExpenseExampleYear05	902
10 Years	rr_ExpenseExampleYear10	1,965
1 Year	rr_ExpenseExampleNoRedemptionYear01	169
3 Years	rr_ExpenseExampleNoRedemptionYear03	523
5 Years	rr_ExpenseExampleNoRedemptionYear05	902
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,965
Virtus Premium AlphaSector Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Premium AlphaSectorSM Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has an investment objective of seeking long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 126 of the fund's prospectus and "Alternative Purchase Arrangements" on page 52 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells shares of the exchange-traded funds ("ETFs") (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the period from inception (July 1, 2010) through its fiscal year end (September 30, 2010), the fund's portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund seeks to track the AlphaSectorSM Premium Index (ASRP), a public index published by NASDAQ. The fund may be invested in ETFs representing the primary sectors of the S&P 500® Index and high-quality short-term securities. The primary sectors of the S&P 500® Index represented by the ETFs are: consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology, and utilities. Allocations are based on a proprietary quantitative model that seeks to evaluate "true" trends within each sector by adjusting for market noise and changing levels of volatility in the market. The fund has the flexibility to be invested in any combination of the sector ETFs, a combination of sector ETFs and high-quality short-term securities, or 100% in high-quality short-term securities. The fund may also invest in stocks of primarily large-cap issuers.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of the exchange-traded funds in which the fund invests. The principal risks of investing in the fund are:

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests, will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods.

>

Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Sector Concentration Risk. The risk that events negatively affecting a particular industry or market sector in which the fund focuses its investments will cause the value of the fund's shares to decrease, perhaps significantly. To the extent that the fund invests a significant portion of its portfolio in ETFs representing one or more of the primary sectors of the S&P 500® Index (such as consumer discretionary, energy, healthcare) or in an ETF representing U.S. Treasuries, the fund is more vulnerable to conditions that negatively affect such sectors as compared to a fund that is not significantly invested in such sectors.

>

U.S. Government Securities Risk. The risk that U.S. Government securities in the fund's portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

For a more detailed description of the above risks, see "More Information About Risks Related to Principal Investment Strategies" in the prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The fund has not had a full calendar year of operations; therefore, performance information is not shown.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The fund has not had a full calendar year of operations; therefore, performance information is not shown
VIRTUS REAL ESTATE SECURITIES FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
1 Year	rr_ExpenseExampleYear01	717
3 Years	rr_ExpenseExampleYear03	1,016
5 Years	rr_ExpenseExampleYear05	1,336
10 Years	rr_ExpenseExampleYear10	2,242
1 Year	rr_ExpenseExampleNoRedemptionYear01	717
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,016
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,336
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,242
Annual Return 2001	rr_AnnualReturn2001	6.17%
Annual Return 2002	rr_AnnualReturn2002	11.36%
Annual Return 2003	rr_AnnualReturn2003	37.45%
Annual Return 2004	rr_AnnualReturn2004	33.16%
Annual Return 2005	rr_AnnualReturn2005	14.43%
Annual Return 2006	rr_AnnualReturn2006	36.27%
Annual Return 2007	rr_AnnualReturn2007	(16.07%)
Annual Return 2008	rr_AnnualReturn2008	(37.26%)
Annual Return 2009	rr_AnnualReturn2009	28.01%
Annual Return 2010	rr_AnnualReturn2010	27.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(38.73%)
1 Year	rr_AverageAnnualReturnYear01	20.21%
5 Years	rr_AverageAnnualReturnYear05	2.00%
10 Years	rr_AverageAnnualReturnYear10	10.58%
VIRTUS REAL ESTATE SECURITIES FUND | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.67%
5 Years	rr_AverageAnnualReturnYear05	1.19%
10 Years	rr_AverageAnnualReturnYear10	9.27%
VIRTUS REAL ESTATE SECURITIES FUND | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.10%
5 Years	rr_AverageAnnualReturnYear05	1.34%
10 Years	rr_AverageAnnualReturnYear10	8.67%
VIRTUS REAL ESTATE SECURITIES FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[5]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%
1 Year	rr_ExpenseExampleYear01	626
3 Years	rr_ExpenseExampleYear03	897
5 Years	rr_ExpenseExampleYear05	1,195
10 Years	rr_ExpenseExampleYear10	2,376
1 Year	rr_ExpenseExampleNoRedemptionYear01	226
3 Years	rr_ExpenseExampleNoRedemptionYear03	697
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,195
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,376
1 Year	rr_AverageAnnualReturnYear01	22.57%
5 Years	rr_AverageAnnualReturnYear05	2.43%
10 Years	rr_AverageAnnualReturnYear10	10.41%
VIRTUS REAL ESTATE SECURITIES FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%
1 Year	rr_ExpenseExampleYear01	326
3 Years	rr_ExpenseExampleYear03	697
5 Years	rr_ExpenseExampleYear05	1,195
10 Years	rr_ExpenseExampleYear10	2,565
1 Year	rr_ExpenseExampleNoRedemptionYear01	226
3 Years	rr_ExpenseExampleNoRedemptionYear03	697
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,195
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,565
1 Year	rr_AverageAnnualReturnYear01	26.57%
5 Years	rr_AverageAnnualReturnYear05	2.44%
Since Inception	rr_AverageAnnualReturnSinceInception	9.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 25, 2003
VIRTUS REAL ESTATE SECURITIES FUND | Class C | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	5.24%
VIRTUS REAL ESTATE SECURITIES FUND | Class C | FTSE NAREIT Equity REITs Index
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	9.48%
VIRTUS REAL ESTATE SECURITIES FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
1 Year	rr_ExpenseExampleYear01	125
3 Years	rr_ExpenseExampleYear03	390
5 Years	rr_ExpenseExampleYear05	676
10 Years	rr_ExpenseExampleYear10	1,489
1 Year	rr_ExpenseExampleNoRedemptionYear01	125
3 Years	rr_ExpenseExampleNoRedemptionYear03	390
5 Years	rr_ExpenseExampleNoRedemptionYear05	676
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,489
1 Year	rr_AverageAnnualReturnYear01	27.87%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.48%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2006
VIRTUS REAL ESTATE SECURITIES FUND | Class I | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	(0.83%)
VIRTUS REAL ESTATE SECURITIES FUND | Class I | FTSE NAREIT Equity REITs Index
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	(3.70%)
VIRTUS REAL ESTATE SECURITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Real Estate Securities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has an investment objective of capital appreciation and income with approximately equal emphasis.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 126 of the fund's prospectus and "Alternative Purchase Arrangements" on page 52 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it assumes that your shares are converted to Class A Shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund offers exposure to the equity real estate investment trust (REITs) market utilizing a Growth at a Reasonable Price style with macroeconomic and fundamental security analysis to identify the most attractive investment candidates. The subadviser believes the value of a REIT extends beyond the value of the underlying real estate and that through fundamental research, it can uncover and exploit inefficiencies in the market.

Under normal circumstances, the fund invests at least 80% of its assets in publicly-traded REITs and companies that are principally engaged in the real estate industry. The fund concentrates its assets in the real estate industry and is non-diversified under federal securities laws.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The fund concentrates its assets in the real estate industry and is non-diversified under federal securities laws.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Equity REIT Securities Risk. The risk that the value of the fund's shares will be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, and changes in the value of the underlying real estate and defaults by borrowers.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods.

>

Industry/Sector Concentration Risk. The risk that events negatively affecting real estate securities will cause the value of the fund's shares to decrease, perhaps significantly. Since the fund concentrates its assets in real estate related securities, the fund is more vulnerable to conditions that negatively affect real estate related securities as compared to a fund that does not concentrate holdings in such securities.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Non-Diversification Risk. The risk that the fund will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that each such security represents a significant portion of the fund's assets.

For a more detailed description of the above risks, see more information about "Risks Related to Principal Investment Strategies" in the prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk. The risk that the fund will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that each such security represents a significant portion of the fund's assets.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-243-1574.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class A Shares (includes returns of a predecessor fund)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q3/2009: 32.91% Worst Quarter: Q4/2008: -38.73%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/10; includes returns of a predecessor fund)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The FTSE NAREIT Equity REITs Index is a free-float market capitalization-weighted index measuring equity tax-qualified real estate investment trusts, which meet minimum size and liquidity criteria, that are listed on the New York Stock Exchange, the American Stock Exchange and the NASDAQ National Market System. The indexes are  calculated on a total return basis with dividends reinvested.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

VIRTUS REAL ESTATE SECURITIES FUND | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.42%
VIRTUS REAL ESTATE SECURITIES FUND | FTSE NAREIT Equity REITs Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.96%
5 Years	rr_AverageAnnualReturnYear05	3.03%
10 Years	rr_AverageAnnualReturnYear10	10.76%
VIRTUS SENIOR FLOATING RATE FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[16]
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.30%
Total Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
1 Year	rr_ExpenseExampleYear01	391
3 Years	rr_ExpenseExampleYear03	636
5 Years	rr_ExpenseExampleYear05	901
10 Years	rr_ExpenseExampleYear10	1,656
1 Year	rr_ExpenseExampleNoRedemptionYear01	391
3 Years	rr_ExpenseExampleNoRedemptionYear03	636
5 Years	rr_ExpenseExampleNoRedemptionYear05	901
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,656
Annual Return 2009	rr_AnnualReturn2009	37.32%
Annual Return 2010	rr_AnnualReturn2010	8.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.67%)
1 Year	rr_AverageAnnualReturnYear01	5.96%
Since Inception	rr_AverageAnnualReturnSinceInception	6.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2008
VIRTUS SENIOR FLOATING RATE FUND | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.29%
Since Inception	rr_AverageAnnualReturnSinceInception	3.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2008
VIRTUS SENIOR FLOATING RATE FUND | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.82%
Since Inception	rr_AverageAnnualReturnSinceInception	3.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2008
VIRTUS SENIOR FLOATING RATE FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[17]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[16]
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.30%
Total Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%
1 Year	rr_ExpenseExampleYear01	295
3 Years	rr_ExpenseExampleYear03	603
5 Years	rr_ExpenseExampleYear05	1,037
10 Years	rr_ExpenseExampleYear10	2,243
1 Year	rr_ExpenseExampleNoRedemptionYear01	195
3 Years	rr_ExpenseExampleNoRedemptionYear03	603
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,037
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,243
1 Year	rr_AverageAnnualReturnYear01	8.12%
Since Inception	rr_AverageAnnualReturnSinceInception	6.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2008
VIRTUS SENIOR FLOATING RATE FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[16]
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.30%
Total Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
1 Year	rr_ExpenseExampleYear01	94
3 Years	rr_ExpenseExampleYear03	293
5 Years	rr_ExpenseExampleYear05	509
10 Years	rr_ExpenseExampleYear10	1,131
1 Year	rr_ExpenseExampleNoRedemptionYear01	94
3 Years	rr_ExpenseExampleNoRedemptionYear03	293
5 Years	rr_ExpenseExampleNoRedemptionYear05	509
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,131
1 Year	rr_AverageAnnualReturnYear01	9.23%
Since Inception	rr_AverageAnnualReturnSinceInception	7.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2008
VIRTUS SENIOR FLOATING RATE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Senior Floating Rate Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has an investment objective of high total return from both current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 126 of the fund's prospectus and "Alternative Purchase Arrangements" on page 52 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund offers the potential for attractive total return and income by investing primarily in non-investment grade bank loans with a focus on higher quality companies within a rating tier. Using extensive credit and company analysis and monitoring, the subadviser looks for those securities with strong total return potential while maintaining an emphasis on managing risk.

Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a portfolio of senior floating rate loans ("Senior Loans"). The fund may invest up to 15% of total assets in U.S. and non-U.S. dollar denominated foreign securities and foreign Senior Loans, including Yankee bonds. The fund may purchase derivative instruments, including, but not limited to, options, futures contracts, credit-linked notes, and swaps.

The fund may borrow an amount up to 33 1/3% of it total assets (including the amount borrowed). The fund may borrow for investment purposes, to meet repurchase requests and for temporary, extraordinary or emergency purposes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>	Borrowing Risk. The risk that the costs of borrowing may exceed the income from investments made with such leverage.

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.

>	Derivatives Risk. The risk that the fund will incur a loss greater than the fund's investment in, or will experience greater share price volatility as a result of investing in, a derivative contract.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>

High Yield-High Risk Fixed Income Securities (Junk Bonds) Risk. The risk that the issuers of high yield-high risk securities in the fund's portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund's debt securities, especially those with longer maturities, will fall.

>	Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and price beneficial to the fund.

>

Loan Participation Risk. The risk that there may not be a readily available market for loan participation interests and, in some cases, the fund may have to dispose of such securities at a substantial discount from face value. Loan participations also involve the credit risk associated with the underlying corporate borrower.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Unrated Fixed Income Securities Risk. The risk that the subadviser will be unable to accurately assess the quality of an unrated fixed income security, so that the fund invests in a security with greater risk than intended.

For a more detailed description of the above risks, see "More Information About Risks Related to Principal Investment Strategies" in the prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over the life of the fund. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year over the life of the fund. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-243-1574
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class A Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q2/2009: 13.58% Worst Quarter: Q2/2010: -1.67%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/10)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total-return basis. The S&P/LSTA Leveraged Loan Index is a daily total return index that uses LSTA/LPC Mark-to-Market Pricing to calculate market value change. On a real-time basis, the Index tracks the current outstanding balance and spread over LIBOR for fully funded term loans. The facilities included in the Index represent a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

VIRTUS SENIOR FLOATING RATE FUND | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
Since Inception	rr_AverageAnnualReturnSinceInception	5.47%
VIRTUS SENIOR FLOATING RATE FUND | S&P/LSTA Leveraged Loan Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.13%
Since Inception	rr_AverageAnnualReturnSinceInception	7.15%

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[2]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[4]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[5]	The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year. The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
[6]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
[7]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses
[8]	The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year. The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
[9]	Estimated.
[10]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
[11]	The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 3% during the third and fourth years and to 0% after the sixth year. The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
[12]	The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year. The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
[13]	The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 0.50% annually to 1% during the third year and to 0% after the third year. The deferred sales charge is imposed on Class T Shares redeemed during the first year only.
[14]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[15]	Estimated.
[16]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[17]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.